PAGE 1
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C.  20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Post-Effective Amendment No.  7  (File No. 33-52518)        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.  8  (File No. 811-3217)                       X
                   ---                                          --

                        IDS LIFE  ACCOUNT F
                        IDS LIFE ACCOUNT IZ
                        IDS LIFE ACCOUNT JZ
                        IDS  LIFE  ACCOUNT  G
                        IDS  LIFE  ACCOUNT  H
                        IDS  LIFE ACCOUNT N
                        IDS LIFE  ACCOUNT  KZ
                        IDS LIFE  ACCOUNT LZ
                        IDS LIFE ACCOUNT MZ
-------------------------------------------------------------------
                           (Exact Name of Registrant)

                           IDS Life Insurance Company
-------------------------------------------------------------------
                               (Name of Depositor)

                    IDS Tower 10, Minneapolis, MN 55440-0010
-------------------------------------------------------------------
         (Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code (612) 671-3678

          Mary Ellyn Minenko, IDS Tower 10, Minneapolis, MN 55440-0010
-------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

      immediately  upon filing pursuant to paragraph (b) of Rule 485
 X    on May 1, 1997, pursuant to paragraph (b) of Rule 485
      60 days after filing pursuant to paragraph (a)(i) of Rule 485 on (date), pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

____ this  post-effective   amendment   designates  a  new  effective  date  for
     previously filed post-effective amendment.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to section 24f-2 of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for its most recent fiscal year was filed on or about February 19, 1997.

PAGE 2
                                             CROSS REFERENCE SHEET

Cross reference sheet showing location in the prospectus of the information called for by the items enumerated in Part A and B of Form N-4.

Negative answers omitted from prospectus are so indicated.

           PART A                                             PART B

                                                                   Section in
              Section                                              Statement of
Item No.      in Prospectus                           Item No.     Additional Information

    1         Cover page                              15           Cover page

    2         Key terms                               16           Table of contents

    3(a)      Expense summary                         17(a)        NA
     (b)      The Employee Benefit                      (b)        NA
                Annuity in brief                        (c)        About IDS Life*

    4(a)      Condensed financial information
     (b)      Performance information                 18(a)        NA
     (c)      Financial statements                      (b)        NA
                                                        (c)        Independent auditors
    5(a)      Cover page; About IDS Life                (d)        NA
     (b)      The variable accounts                     (e)        NA
     (c)      The funds                                 (f)        Principal underwriter
     (d)      Cover page; The funds
     (e)      Voting rights                           19(a)        Distribution of the certificates*;
     (f)      NA                                                     About IDS Life*
     (g)      NA                                        (b)        Certificate charges*

    6(a)      Certificate charges                     20(a)        Principal underwriter
     (b)      Certificate charges                       (b)        Principal underwriter
     (c)      Certificate charges                       (c)        Principal underwriter
     (d)      Distribution of the certificates          (d)        NA
     (e)      The funds
     (f)      NA                                      21(a)        Performance information
                                                        (b)        Performance information
    7(a)      Buying the contract and certificate;
                Benefits in case of death;            22           Calculating annuity payments
                The annuity payout period
     (b)      The variable accounts; Making           23(a)        Financial statements
                the most of your annuity                (b)        Financial statements
     (c)      The funds; certificate charges
     (d)      Cover page

    8(a)      The annuity payout period
     (b)      Buying the contract and certificate
     (c)      The annuity payout period
     (d)      The annuity payout period
     (e)      The annuity payout period
     (f)      The annuity payout period

    9(a)      Benefits in case of death
     (b)      Benefits in case of death

   10(a)      Buying the contract and certificate; Valuing your investment
     (b)      Valuing your investment
     (c)      Buying the contract and certificate; Valuing your investment
     (d)      NA

   11(a)      Surrendering a certificate
     (b)      TSA - Special surrender provisions
     (c)      Surrendering a certificate
     (d)      Buying the contract and certificate
     (e)      The Employee Benefit Annuity in brief

   12(a)      Taxes
     (b)      Key terms
     (c)      NA

   13         NA

   14         Table of Contents of the Statement of Additional Information

*Designates section in the prospectus, which is hereby incorporated by reference in this Statement of Additional Information.

PAGE 3
IDS Life Employee Benefit Annuity


Prospectus
May 1, 1997

The Employee Benefit Annuity is a flexible premium group deferred fixed/variable annuity contract (the contract) offered by IDS Life Insurance Company (IDS Life) a subsidiary of American Express Financial Corporation (AEFC). Participation in the contract will be accounted for separately by the issuance of a certificate showing the participant's interest under the contract.


The contract is a group deferred annuity in which purchase payments are accumulated on a fixed and/or variable basis and retirement benefits are paid to the participant on a fixed or variable basis or a combination of both. It is available for an employer-sponsored plan and a salary-reduction plan that meets the requirements of Section 403(b) of the Code (the plan).

IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ and MZ


Sold by: IDS Life Insurance Company, IDS Tower 10, Minneapolis, MN 55440-0010 Telephone: 800-437-0602.

This prospectus contains the information about the variable accounts that you should know before investing. Refer to "The variable accounts" in this prospectus.

The prospectus is accompanied or preceded by the retirement annuity mutual fund prospectus for IDS Life Aggressive Growth Fund, IDS Life International Equity Fund, IDS Life Capital Resource Fund, IDS Life Managed Fund, IDS Life Special Income Fund, IDS Life Moneyshare Fund, IDS Life Growth Dimensions Fund, IDS Life Global Yield Fund and IDS Life Income Advantage Fund. Please read these documents carefully and keep them for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission, or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

IDS Life is not a financial institution and the securities it offers are not deposits or obligations of, or guaranteed or endorsed by any financial institution nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

A Statement of Additional Information (SAI) (incorporated by reference into this prospectus) filed with the Securities and Exchange Commission (SEC) is available without charge by contacting IDS Life at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.

PAGE 4
Table of contents

Key terms

The Employee Benefit Annuity in brief

Expense summary

Condensed financial information

Financial statements

Performance information

The variable accounts


The funds
IDS Life  Aggressive  Growth  Fund
IDS Life  International  Equity Fund
IDS Life Capital  Resource  Fund
IDS Life Managed  Fund
IDS Life Special  Income Fund
IDS Life Moneyshare Fund
IDS Life Growth  Dimensions Fund
IDS Life Global Yield Fund
IDS Life Income Advantage Fund


The fixed account

Buying the contract and certificate
The retirement date
Beneficiary
How to make purchase payments

Certificate charges
Administrative charge
Mortality and expense risk fee
Surrender charge
Premium taxes

Valuing your investment
Number of units
Accumulation unit value
Net investment factor
Factors that affect variable account
 accumulation units

Making the most of your certificate
Automated dollar-cost averaging
Transferring money  between  accounts
Transfer  policies
How to  request  a  transfer  or a surrender

Surrendering a certificate
Surrender policies
Receiving payment when a participant
 requests a surrender

PAGE 5
TSA special surrender provisions

Changing ownership

Benefits in case of death

The annuity payout period
Annuity payout plans
Death after annuity payouts begin

Taxes

Voting rights

Substitution

Distribution of the certificates


About IDS Life
Legal proceedings


Regular and special reports
Services
Table of contents of the Statement of
 Additional Information

PAGE 6
Key terms

These terms can help you understand details about your annuity.

Annuity  -  A  contract   purchased  from  an  insurance   company  that  offers
tax-deferred growth of the investment until earnings are withdrawn and that can be tailored to meet the specific needs of the individual during retirement.

Accumulation unit - A measure of the value of each variable account before annuity payouts begin.

Annuitant - The participant on whose life or life expectancy the annuity payouts are based.

Annuity payouts - An amount paid at regular intervals under one of several plans available to a participant and/or any other payee. This amount may be paid on a variable or fixed basis or a combination of both.

Annuity unit - A measure of the value of each variable account used to calculate the annuity payouts a participant receives.

Beneficiary - The person designated to receive annuity benefits in case of a participant's death. Each participant may name a beneficiary in accordance with the applicable provisions of any plan and the Code.

Certificate - The document delivered to each participant that evidences the participant's coverage under the contract.

Certificate value - The total value of the certificate before any applicable surrender charge and any administrative charge have been deducted.

Certificate year - A period of 12 months, starting on the effective date of the certificate and on each anniversary of the effective date.

Close of business - When the New York Stock Exchange (NYSE) closes, normally 3 p.m. Central time.

Code - Internal Revenue Code of 1986, as amended.

Contract owner (owner) - The person or party entitled to ownership rights stated in the contract and in whose name the contract is issued.

Fixed account - An account to which a participant may allocate purchase payments. Amounts allocated to this account earn interest at rates that are declared periodically by IDS Life.

IDS Life - In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

PAGE 7
Mutual funds (funds) - Nine IDS Life Retirement Annuity mutual funds, each with a different investment objective. (See "The funds.") Purchase payments can be allocated into variable accounts investing in shares of any or all of these funds.

Participant - The person named in the certificate who is entitled to exercise all rights and privileges of ownership under the certificate, except as reserved by the owner. In this prospectus, "you" and "your" refer to the participant.

Purchase payments - Payments made to IDS Life under the contract by or on behalf of a participant.

Retirement date - The date when annuity payouts are scheduled to begin. This date is first established when enrollment in the certificates takes place, subject to the terms of the plan. It can be changed in the future.

Surrender charge - A deferred sales charge that may be applied if a participant surrenders the certificate before the retirement date.

Surrender value - The amount a participant is entitled to receive if the certificate is surrendered. It is the certificate value minus any applicable surrender charge and administrative charge.

Valuation date - Any normal business day, Monday through Friday, that the NYSE is open. The value of each variable account is calculated at the close of business on each valuation date.


Variable accounts - Separate accounts to which a participant may allocate purchase payments; each invests in shares of one mutual fund. (See "The variable accounts.") The value of your investment in each variable account changes with the performance of the particular fund.


The Employee Benefit Annuity in brief

Purpose: The Employee Benefit Annuity is designed to allow you to build up funds for retirement. This is done by making one or more investments (purchase payments) that may earn returns that increase the value of your certificate. Beginning at a specified future date (the retirement date), the contract and related certificate provide you with lifetime or other forms of annuity payouts.

Ten-day free look: You may return a certificate to the financial advisor or our Minneapolis office within 10 days after it is delivered and receive a full refund of the certificate value. No charges will be deducted. However, you bear the investment risk from the time of purchase until return of the certificate; the refund amount may be more or less than the payment made. (Exception: If the law so requires, all of the purchase payment will be refunded.)

PAGE 8
Accounts:  You may allocate purchase payments among any or all of:

o nine variable accounts, each of which invests in mutual funds with a particular investment objective. The value of each variable account varies with the performance of the particular fund. We cannot guarantee that the value at the retirement date will equal or exceed the total of purchase payments allocated to the variable accounts. (p.)

o one fixed account, which earns interest at rates that are adjusted periodically by IDS Life. (p.)

Buying the contract and certificate: A financial advisor will help the owner complete and submit an application for a contract and help you complete and submit an enrollment form for the certificate. Applications and enrollment forms are subject to acceptance at our Minneapolis office. The maximum amount of purchase payments is determined by any restrictions imposed by the plan and the Code.

o Minimum purchase payment - ($1,000) unless you pay in installments under a group billing arrangement such as a payroll deduction.
o  Minimum installment payment - $25 monthly or $300 annually.
o Maximum first-year payment(s) - $50,000 to $1,000,000 depending on your age.
o  Maximum payment for each subsequent year - $50,000. (p.)

Transfers: Subject to certain restrictions, you may redistribute money among accounts without charge at any time until annuity payouts begin and once per year among the variable accounts thereafter. You may establish automated transfers among the fixed and variable account(s). (p.)

Surrenders: You may surrender all or part of your certificate value at any time before the retirement date subject to certain restrictions imposed by the Code and the plan. Surrenders may be subject to charges and tax penalties and may have other tax consequences. (p.)

Changing ownership: Restrictions apply concerning change of ownership of rights under a contract or certificate. (p.)

Benefits in case of death: If the participant dies before annuity payouts begin, we will pay the beneficiary an amount at least equal to the certificate value. (p.)


Annuity payouts: The certificate value of your investment can be applied to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as they are needed. Payouts may be made on a fixed or variable basis, or both. Total monthly payouts include amounts from each variable account and the fixed account. During the annuity payout period, you cannot be invested in more than five variable accounts at any one time unless we agree otherwise. (p.)

PAGE 9 Taxes: Generally, your certificate value grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will still be taxed on the distribution. (p.)

Certificate charges: Your certificate is subject to an annual administrative charge of $30, a 1% mortality and expense risk fee, a surrender charge and any premium taxes that may be imposed by state or local governments and deducted either from your purchase payments or upon total withdrawal or when annuity payments begin. (p.)

Expense summary

The purpose of this summary is to help the owner and participant  understand the
various   costs  and   expenses   associated   with  the  contract  and  related
certificates.

There is no sales charge when purchasing the contract or certificate. All direct and indirect costs for the variable accounts and underlying mutual funds are shown below. Some expenses may vary as explained under "Certificate charges."

Contract Owner Expenses*

Surrender charge
(Contingent deferred sales charge as percentage amount surrendered)
-------------------------------------
Certificate year           Percentage
      1                        8%
      2                        8
      3                        8
      4                        8
      5                        7
      6                        6
      7                        5
      8                        4
      9                        3
      10                       2
      11                       1
      12 and later             0

Annual administrative charge:  $30
(deducted from certificate value of each Certificate)

Separate account annual expenses
(as a percentage of average daily net assets)

Mortality and expense risk fee:  1%

* Premium taxes imposed by some state and local governments are not reflected in this table.

Annual operating expenses of underlying mutual funds management fees and other expenses deducted as a percentage of average net assets as follows:

                 IDS Life       IDS Life      IDS Life               IDS Life                 IDS Life    IDS Life   IDS Life
                Aggressive   International    Capital     IDS Life   Special    IDS Life       Growth      Global     Income
                  Growth         Equity       Resource    Managed    Income    Moneyshare    Dimensions    Yield     Advantage

Management fees     .60           .82           .60         .59        .59        .50           .63         .84         .63

Other expenses      .09           .16           .08         .07        .10        .06           .22         .62         .54

Total*              .69           .98           .68         .66        .69        .56           .85        1.46        1.17

*Annualized operating expenses of underlying mutual funds at Dec.
31, 1996.

Example:* As a participant, you would pay the following expenses on a $1,000 investment, assuming 5% annual return and surrender at the end of each time period:

                 IDS Life       IDS Life      IDS Life               IDS Life                 IDS Life    IDS Life   IDS Life
                Aggressive   International    Capital     IDS Life   Special    IDS Life       Growth      Global     Income
                  Growth         Equity       Resource    Managed    Income    Moneyshare    Dimensions    Yield     Advantage

1 year           $101.92        $104.65       $101.82     $101.63    $101.92    $100.69       $103.43     $109.18     $106.44

3 years           147.78         156.01        147.49      146.92     147.78     144.07        152.33      169.53      161.38

5 years           184.86         198.78        184.38      183.41     184.86     178.56        192.56      221.46      207.82

10 years          250.82         280.70        249.77      247.67     250.82     237.14        267.41      328.31      299.82

You would pay the following expenses on the same investment assuming no surrender or selection of an annuity payout plan at the end of each time period:

                 IDS Life       IDS Life      IDS Life               IDS Life                 IDS Life    IDS Life   IDS Life
                Aggressive   International    Capital     IDS Life   Special    IDS Life       Growth      Global     Income
                  Growth         Equity       Resource    Managed    Income    Moneyshare    Dimensions    Yield     Advantage

1 year           $ 19.48        $ 22.45       $ 19.37     $ 19.17    $ 19.48    $ 18.14       $ 21.12     $ 27.37     $ 24.40

3 years            60.23          69.21         59.92       59.29      60.23      56.18         65.19       83.97       75.07

5 years           103.50         118.60        102.98      101.93     103.50      96.68        111.85      143.17      128.38

10 years          223.80         254.45        222.73      220.58     223.80     209.77        240.82      303.30      274.07

This example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.


* In this example, the $30 annual administrative charge is approximated as a .210% charge based on our average certificate size.


Condensed financial information
(unaudited)

The following tables give per-unit information about the financial history of each variable account.

                                                               Years ended Dec. 31,
                                --------------------------------------------------------------------------------------
                                1996    1995     1994     1993     1992     1991     1990     1989     1988     1987

----------------------------------------------------------------------------------------------------------------------
Account F (investing in shares of IDS Life Capital Resource Fund)
Accumulation unit value at
beginning of period..........   $6.25   $4.94    $4.93    $4.82    $4.67    $3.22    $3.23    $2.57    $2.31    $2.07
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at
end of period................   $6.67   $6.25    $4.94    $4.93    $4.82    $4.67    $3.22    $3.23    $2.57    $2.31
----------------------------------------------------------------------------------------------------------------------
Number of accumulation units
outstanding at end of period
(000, 000 omitted)...........     629     642      577      489      403      310      243      205      187      181
----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to
average net assets...........   1.00%   1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%
----------------------------------------------------------------------------------------------------------------------

Account  IZ1  (investing  in  shares  of IDS  Life  International  Equity  Fund)
Accumulation unit value at
beginning of period..........   $1.38   $1.25    $1.29    $0.98    $1.00     -        -        -        -        -
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at
end of period................   $1.49   $1.38    $1.25    $1.29    $0.98     -        -        -        -        -
----------------------------------------------------------------------------------------------------------------------
Number of accumulation units
outstanding at end of period
(000, 000 omitted)...........   1,220   1,089      913      406       70     -        -        -        -        -
----------------------------------------------------------------------------------------------------------------------

Ratio of operating expense to
average net assets...........   1.00%   1.00%    1.00%    1.00%    1.00%     -        -        -        -        -
----------------------------------------------------------------------------------------------------------------------

Account  JZ2  (investing  in  shares  of  IDS  Life   Aggressive   Growth  Fund)
Accumulation unit value at
beginning of period..........   $1.46   $1.12    $1.21    $1.08    $1.00     -        -        -        -        -
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at
end of period................   $1.68   $1.46    $1.12    $1.21    $1.08     -        -        -        -        -
----------------------------------------------------------------------------------------------------------------------
Number of accumulation units
outstanding at end of period
(000, 000 omitted)...........   1,173   1,008      780      347      116     -        -        -        -        -
----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to
average net assets...........   1.00%   1.00%    1.00%    1.00%    1.00%     -        -        -        -        -
----------------------------------------------------------------------------------------------------------------------
Account G  (investing  in shares of IDS Life Special  Income Fund)  Accumulation unit value at
beginning of period..........   $4.59   $3.80    $3.99    $3.48    $3.21    $2.76    $2.67    $2.48    $2.27    $2.27
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at
end of period................   $4.86   $4.59    $3.80    $3.99    $3.48    $3.21    $2.76    $2.67    $2.48    $2.27
----------------------------------------------------------------------------------------------------------------------
Number of accumulation units
outstanding at end of period
(000, 000 omitted)...........     362     394      362      405      330      271      237      222      176      170
----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to
average net assets...........   1.00%   1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%
----------------------------------------------------------------------------------------------------------------------
Account H (investing in shares of IDS Life Moneyshare Fund)
Accumulation unit value at
beginning of period..........   $2.27   $2.18    $2.12    $2.09    $2.04    $1.95    $1.82    $1.69    $1.59    $1.51
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at
end of period................   $2.36   $2.27    $2.18    $2.12    $2.09    $2.04    $1.95    $1.82    $1.69    $1.59






PAGE 12
-----------------------------------------------------------------------------------------------------------------------
Number of accumulation units
outstanding at end of period
(000, 000 omitted)...........      90     103       84       75      102      126      139      109       63       52
-----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to
average net assets...........   1.00%   1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%
-----------------------------------------------------------------------------------------------------------------------

Simple yield3                   3.73%   3.97%    4.12%   -1.56%    1.67%    3.26%    6.25%    6.81%    7.30%    5.72%
-----------------------------------------------------------------------------------------------------------------------

Compound yield3                 3.80%   4.04%    4.21%   -1.55%    1.69%    3.31%    6.44%    7.04%    7.57%    5.88%
-----------------------------------------------------------------------------------------------------------------------

Account N4 (investing in shares of IDS Life Managed Fund)
Accumulation unit value at
beginning of period...........  $2.56   $2.09    $2.21    $1.98    $1.86    $1.45    $1.42    $1.14    $1.06    $1.01
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at
end of period................   $2.97   $2.56    $2.09    $2.21    $1.98    $1.86    $1.45    $1.42    $1.14    $1.06
-----------------------------------------------------------------------------------------------------------------------
Number of accumulation units
outstanding at end of period
(000, 000 omitted)...........   1,197   1,212    1,128      910      651      497      401      331      326      321
-----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to
average net assets...........   1.00%   1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%
-----------------------------------------------------------------------------------------------------------------------

Account KZ5  (investing  in shares of IDS Life Global  Yield Fund)  Accumulation unit value at
beginning of period...........  $1.00      --       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at
end of period................   $1.07      --       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
Number of accumulation units
outstanding at end of period
(000, 000 omitted)...........     25       --       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to
average net assets...........   1.00%      --       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------

Account LZ5 (investing in shares of IDS Life Income Advantage Fund) Accumulation unit value at
beginning of period...........  $1.00      --       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at
end of period................   $1.05      --       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
Number of accumulation units
outstanding at end of period
(000, 000 omitted)...........     60       --       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to
average net assets...........   1.00%      --       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------

Account  MZ5  (investing  in  shares  of  IDS  Life  Growth   Dimensions   Fund)
Accumulation unit value at
beginning of period...........  $1.00      --       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at
end of period................   $1.11      --       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
Number of accumulation units
outstanding at end of period
(000, 000 omitted)...........     351      --       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to
average net assets...........   1.00%      --       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------






PAGE 13
1Account IZ commenced operations on Jan. 13, 1992.
2Account JZ commenced operations on Jan. 13, 1992.
3Net of annual contract administrative charge and mortality and expense risk fee.
4Account N commenced operations on April 30, 1986.
5Accounts KZ, LZ and MZ commenced operations on April 30, 1996.

Financial statements

The SAI dated May 1, 1997, contains:

o complete audited financial statements of the variable accounts including:
      - statements of net assets as of Dec. 31, 1996;
      - statements of operations for the year ended Dec. 31, 1996, except for IDS Life Accounts KZ, LZ and MZ which are for the period April 30, 1996 (commencement of operations) to Dec. 31, 1996; and
      - statements of changes in net assets for the years ended Dec. 31, 1996 and Dec. 31, 1995, except for IDS Life Accounts KZ, LZ and MZ which are for the period April 30, 1996 (commencement of operations) to Dec. 31, 1996.

o     complete audited financial statements for IDS Life including:
      - consolidated balance sheets as of Dec. 31, 1996 and Dec. 31, 1995; and
      - related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended Dec. 31, 1996.

Performance information

Performance information for the variable accounts may appear from time to time in advertisements or sales literature. In all cases, such information reflects the performance of a hypothetical investment in a particular account during a particular time period. Calculations are performed as follows:

Simple yield - Account H (investing in IDS Life Moneyshare Fund): Income over a given seven-day period (not counting any change in the capital value of the investment) is annualized (multiplied by 52) by assuming that the same income is received for 52 weeks. This annual income is then stated as an annual percentage return on the investment.

Compound yield - Account H: Calculated like simple yield, except that, when annualized, the income is assumed to be reinvested. Compounding of reinvested returns increases the yield as compared to a simple yield.

Yield - For accounts investing in income funds: Net investment income (income less expenses) per accumulation unit during a given 30-day period is divided by the value of the unit on the last day of the period. The result is converted to an annual percentage.

Average annual total return: Expressed as an average annual compounded rate of return of a hypothetical investment over a period of one, five and 10 years (or up to the life of the account if it is less than 10 years old). This figure reflects deduction

PAGE 14
of all applicable charges, including the administrative charge, mortality and expense risk fee and surrender charge, assuming a surrender at the end of the illustrated period. Optional average annual total return quotations may be made that do not reflect a surrender charge deduction (assuming no surrender).

Aggregate total return: Represents the cumulative change in the value of an investment over a specified period of time (reflecting change in an account's accumulation unit value). The calculation assumes reinvestment of investment earnings and reflects the deduction of all applicable charges, including the administrative charge, mortality and expense risk fee and surrender charge, assuming a surrender at the end of the illustrated period. Optional aggregate total return quotations may be made that do not reflect a surrender charge deduction (assuming no surrender). Aggregate total return may be shown by means of schedules, charts or graphs.


Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the fund in which the account invests and the market conditions during the given time period. Such information is not intended to indicate future performance. Because advertised yields and total return figures include all charges attributable to the certificates, which has the effect of decreasing advertised performance, account performance should not be compared to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine yield and total return for the accounts.)

If you would like additional information about actual performance, contact your financial advisor.

The variable accounts

Purchase payments can be allocated to any or all of the variable accounts that invest in shares of the following funds:

                                   IDS Life Account  Established


IDS Life Aggressive Growth Fund        JZ            Sept. 20, 1991
IDS Life International Equity Fund     IZ            Sept. 20, 1991
IDS Life Capital Resource Fund         F             May 13, 1981
IDS Life Managed Fund                  N             April 17, 1985
IDS Life Special Income Fund           G             May 13, 1981
IDS Life Moneyshare Fund               H             May 13, 1981
IDS Life Growth Dimensions Fund        MZ            April 2, 1996
IDS Life Global Yield Fund             KZ            April 2, 1996
IDS Life Income Advantage Fund         LZ            April 2, 1996


Each variable account meets the definition of a separate account under federal securities laws. Income, capital gains and capital losses of each account are credited or charged to that account alone. No variable account will be charged with liabilities of any other account or of our general business. Each variable account's net assets are held in relation to the contracts described in this

PAGE 15
prospectus as well as other variable annuity contracts that we issue that are not described in this prospectus. All obligations arising under the contracts are general obligations of IDS Life.

All variable accounts were established under Minnesota law and are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC.

The funds

IDS Life Aggressive Growth Fund Objective: capital appreciation. Invests primarily in common stock of small- and medium-size companies. The fund also may invest in warrants or debt securities or in large well-established companies when the portfolio manager believes such investments offer the best opportunity for capital appreciation.

IDS Life International Equity Fund
Objective: capital appreciation. Invests primarily in common stock of foreign issuers and foreign securities convertible into common stock. The fund also may invest in certain international bonds if the portfolio manager believes they have a greater potential for capital appreciation than equities.

IDS  Life  Capital  Resource  Fund  Objective:  capital  appreciation.   Invests
primarily in U.S. common stocks and other securities convertible into common stock, diversified over many different companies in a variety of industries.

IDS Life Managed Fund Objective: maximum total investment return. Invests primarily in U.S. common stocks, securities convertible into common stock, warrants, fixed income securities (primarily high-quality corporate bonds) and money-market instruments. The fund invests in many different companies in a variety of industries.

IDS Life Special Income Fund Objective: to provide a high level of current income while conserving the value of the investment for the longest time period. Invests primarily in high-quality, lower-risk corporate bonds issued by many different companies in a variety of industries and in government bonds.

IDS Life Moneyshare Fund
Objective: maximum current income consistent with liquidity and conservation of capital. Invests in high-quality money market securities with remaining maturities of 13 months or less. The fund also will maintain a dollar-weighted average portfolio maturity not exceeding 90 days. The fund attempts to maintain a constant net asset value of $1 per share.

IDS Life Growth Dimensions Fund Objective: long-term growth of capital. Invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth.

IDS Life Global Yield Fund Objective: high total return through income and growth of capital. Invests primarily in a non-diversified portfolio of debt securities of U.S. and foreign issuers.

IDS Life Income Advantage Fund Objective: high current income, with capital growth as a secondary objective. Invests in long-term, high-yielding, high-risk debt securities below investment grade issued by U.S. and foreign corporations.

More comprehensive information regarding each fund is contained in the fund prospectus. You should read the fund prospectus and consider carefully, and on a continuing basis, which fund or combination of funds is best suited to your long-term investment needs. There is no assurance that the investment objectives of the funds will be attained nor is there any guarantee that the certificate value will equal or exceed the total purchase payments made. Some funds may involve more risk than others--please monitor your investments accordingly.

The Internal Revenue Service (IRS) has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each mutual fund intends to comply with these requirements.

The U.S. Treasury and the IRS have indicated that they may provide additional guidance concerning how many variable accounts may be offered and how many exchanges among variable accounts may be allowed before the participant is considered to have investment control and thus is currently taxed on income earned within variable account assets. We do not know at this time what the additional guidance will be or when action will be taken. We reserve the right to modify the contract/certificate, as necessary, to ensure that the participant will not be subject to current taxation as the owner of the variable account assets.

We intend to comply with all federal tax laws to ensure that the contract/certificate continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract/certificate as necessary to comply with any new tax laws.


IDS Life is the investment manager and AEFC is the investment advisor for each of the funds. IDS International, Inc., a wholly-owned subsidiary of AEFC, is the sub-investment advisor for IDS Life International Equity Fund. The investment manager and advisors cannot guarantee that the funds will meet their investment objectives. Please read the Retirement Annuity Mutual Fund prospectus for complete information on investment risks, deductions, expenses and other facts you should know before investing. It is available by contacting IDS Life at the address or telephone number on the front of this prospectus, or from your financial advisor.

PAGE 17
The fixed account

Purchase payments may also be allocated to the fixed account. The cash value of the fixed account increases as interest is credited to the account. Purchase payments and transfers to the fixed account become part of the general account of IDS Life, the company's main portfolio of investments. Interest is credited daily and compounded annually. We may change the interest rates from time to time.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 (1933 Act), nor is the fixed account registered as an investment company under the 1940 Act. Accordingly, neither the fixed account nor any interests in it are generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus that relate to the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Buying the contract and certificate


A financial advisor will help the owner prepare and submit an application. The financial advisor will also help each participant prepare and submit an enrollment form. These forms will be sent to our Minneapolis office. Unless otherwise provided in the contract, the owner has all rights under the contract. Your interest under the contract, as evidenced by your certificate, is subject to the terms of the owner's contract and the plan. Please remember that investment performance, expenses and deduction of certain charges affect accumulation unit value.


When you enroll in the certificate, you can select:

o  the account(s) in which you want to invest;
o the date you want to start receiving annuity payouts (the retirement date); and
o  a beneficiary.

The owner selects the frequency with which it will make purchase payments.

If the application and enrollment forms are complete, we will process them within two business days after we receive them at our Minneapolis office. If the application is accepted, we will send the owner a contract. If your enrollment form is accepted, we will send you a certificate. If we cannot accept an application or enrollment form within five business days, we will decline it and return any payment. We will credit additional purchase payments to the account(s) at the next close of business after we receive and accept your payments at our Minneapolis office.

The retirement date Upon processing your application, we will establish the retirement date to the maximum age or date as specified below. You can also

PAGE 18
select a date within the maximum limits. This date can be aligned with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You can also change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

To avoid IRS penalty taxes, the retirement date generally must be:


o  on or after the date you reach age 59 1/2; and
o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires; except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2.


If you are taking the minimum 403(b) plan distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders under the certificate, retirement payments can start as late as your 85th birthday or the 10th contract anniversary.

Certain restrictions on retirement dates apply to participants in the Texas Optional Retirement Program, should the Employee Benefit Annuity be available in the program. (See "Special surrender provisions.")

Beneficiary
If death benefits become payable before the retirement date, your named beneficiary will receive all or part of the certificate value. If there is no named beneficiary, then your estate will be the beneficiary. (See "Benefits in case of death" for more about beneficiaries.)

Minimum purchase payments

$25 monthly

Installments must total at least $300 per year.*

*If no purchase payments have been made on a participant's behalf for 24 months and previous payments total $600 or less, we have the right to pay the participant the total value of the certificate in a lump sum. This right does not apply to contracts sold to New Jersey residents.

Minimum lump sum purchase payment

Initial payment:    $1,000

Minimum additional purchase payment(s):    $50

Maximum first-year payment(s):

This maximum is based on the participant's age on the effective date of the certificate.

PAGE 19
Up to age 75             $1 million
76 to 85                 $500,000
86 to 90                 $50,000

Maximum payment for each subsequent year:    $50,000**

**These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits or reduce age limits. The plan's limits on annual contribution also apply.

How to make purchase payments

By scheduled payment plan: A financial advisor can help the owner set up an automatic salary reduction arrangement.

Certificate charges

Administrative charge
This fee is for establishing and maintaining records for each certificate under the contract. We deduct $30 from the certificate value at the end of each certificate year.

If a participant surrenders a certificate, the annual charge will be deducted at the time of surrender. The annual charge cannot be increased and does not apply after annuity payouts begin.

Mortality and expense risk fee
This fee is to cover the mortality risk and expense risk and is applied daily to the variable accounts and reflected in the unit values of the accounts. The variable accounts pay this fee at the time that dividends are distributed from the funds in which they invest. Annually, the fee totals 1% of the variable accounts' average daily net assets. Approximately two-thirds of this amount is for our assumption of mortality risk and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract and certificates, no matter how long a specific annuitant lives and no matter how long the entire group of IDS Life annuitants live. If, as a group, IDS Life annuitants outlive the life expectancy we have assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, IDS Life annuitants do not live as long as expected, we could profit from the mortality risk fee.


Expense risk arises because the administrative charge cannot be increased and may not cover our expenses. Any deficit would have to be made up from our general assets.


We may use any profits realized from the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

PAGE 20
Surrender charge
If part or all of a certificate is surrendered within the first 11 certificate years, the following surrender charge applies:

--------------------------------------------------------------
                                           Surrender Charge as
                                               Percent of
Certificate Year                           Amount Surrendered
-------------------------------------------------------------
       1                                           8%
       2                                           8
       3                                           8
       4                                           8
       5                                           7
       6                                           6
       7                                           5
       8                                           4
       9                                           3
       10                                          2
       11                                          1
12 and later                                       0
-------------------------------------------------------------

The surrender charge is further limited so that it will never exceed 8.5% of aggregate purchase payments made to the certificate. IDS Life reserves the right to reduce or eliminate the surrender charge.



Example of surrender charge:

Owner requests...$1,000 partial surrender = $1,052.63

Total amount surrendered................... $1,052.63
                                            x    0.05
Total surrender charge..................... $   52.63

No surrender charge: There is no surrender charge on amounts surrendered:

o  after the 11th certificate year;
o  due to a participant's retirement under the plan on or after age
   55;
o  due to the death of the participant; or
o  upon settlement of the certificate under an annuity payout plan.

Possible group reductions: In some cases lower sales and administrative expenses may be incurred due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the administrative and surrender charges. However, we expect this to occur infrequently.

Premium taxes
Certain state and local governments may impose premium taxes. A charge may be made by us against the certificate value for any state premium taxes to the extent the taxes are payable.

PAGE 21
Valuing your investment

Here is how your accounts are valued:

Fixed account: The amounts allocated to the fixed account are valued directly in dollars and equal the sum of your purchase payments, plus interest earned, less any amounts surrendered or transferred (including the administrative charge).

Variable accounts: Amounts allocated to the variable accounts are converted into accumulation units. Each time you make a purchase payment or transfer amounts into one of the variable accounts, a certain number of accumulation units are credited to your certificate for that account. Conversely, each time you take a partial surrender, transfer amounts out of a variable account or are assessed an administrative charge, a certain number of accumulation units are subtracted from your certificate.

The accumulation units are the true measure of investment value in each account during the accumulation period. They are related to, but not the same as, the net asset value of the underlying fund. The dollar value of each accumulation unit can rise or fall daily depending on the performance of the underlying mutual fund and on certain fund expenses. Here is how unit values are calculated:

Number of units
To calculate the number of accumulation units for a particular account, we divide the investment, after deduction of any premium taxes, by the current accumulation unit value.

Accumulation unit value
The current accumulation unit value for each variable account equals the last value times the account's current net investment factor.

Net investment factor
o Determined each business day by adding the underlying mutual fund's current net asset value per share, plus per share amount of any current dividend or capital gain distribution; then
o  dividing that sum by the previous net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the underlying mutual fund may fluctuate, the accumulation unit value may increase or decrease. The owner bears this investment risk in a variable account.

Factors that affect variable account accumulation units Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units owned may fluctuate due to:

o additional purchase payments allocated to the variable account(s);
o  transfers into or out of the variable account(s);
o  partial surrenders;

PAGE 22
o  surrender charges; and/or
o  administrative charges.

Accumulation unit values may fluctuate due to:

o changes in underlying mutual fund(s) net asset value; o dividends distributed to the variable account(s); o capital gains or losses of underlying mutual funds; o mutual fund operating expenses; and/or o mortality and expense risk fees.

Making the most of your certificate

Automated dollar-cost averaging
You can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might have a set amount transferred monthly from a relatively conservative variable account to a more aggressive one or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market value(s) of the underlying mutual fund(s). Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower the average cost per unit. For specific features contact your financial advisor.

How dollar-cost averaging works

         Amount      Accumulation    Number of units
Month    invested    unit value      purchased

Jan      $100          $20           5.00
Feb       100           18           5.56
March     100           17           5.88
April     100           15           6.67
May       100           16           6.25
June      100           18           5.56
July      100           17           5.88
Aug       100           19           5.26
Sept      100           21           4.76
Oct       100           20           5.00

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more units when the per unit market price is low...

(arrow in table pointing to September) and fewer units when the per unit market price is high.

You have paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any variable account will gain in value, nor will it protect against a decline in value

PAGE 23
if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.


Transferring money between accounts
You may transfer money from any one account, including the fixed account, to another before the annuity payouts begin. If we receive your request before the close of business, we will process it that day. Requests received after the close of business will be processed the next business day. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.

We may suspend or modify transfer privileges at any time. Certain restrictions apply to transfers involving the fixed account. In addition, any restriction imposed by the plan will apply.

Transfer  policies
o Subject to any restrictions imposed by the plan, you may transfer certificate values between the variable accounts, or from the variable account(s) to the fixed account at any time. However, if a transfer has been made from the fixed account to the variable account(s), you may not make a transfer (including automated transfers) from any variable account back to the fixed account until the next eligible transfer period as defined in the plan, if any, or otherwise until the next certificate anniversary.

o You may transfer certificate values from the fixed account to the variable account(s) once per certificate year, (except for automated transfers, which can be set up for transfer periods of your choosing subject to certain minimums).

o Once annuity payouts begin, no transfers may be made to or from the fixed account, but transfers may be made once per contract year among the variable accounts.

How to request a transfer or a surrender

1    By letter

Send  your  name,   account   number,   Social   Security   Number  or  Taxpayer
Identification Number and signed request for a transfer or surrender to:

Regular mail:
IDS Life Insurance Company
IDS Tower 10
Minneapolis, MN  55440-0010

Express mail:
IDS Life Insurance Company
733 Marquette Avenue
Minneapolis, MN  55402

PAGE 24
Minimum amount
Mail transfers:     $250 or entire account balance
Mail surrenders:    $250 or entire account balance

Maximum amount
Mail transfers:     None (up to certificate value)
Mail surrenders:    None (up to certificate value)

2    By phone

For salary reduction plans only.

Call between 7 a.m. and 6 p.m. Central time:

1-800-437-0602 (toll free) or
(612) 671-4738 (Minneapolis/St. Paul area)

TTY service for the hearing impaired:

1-800-285-8846 (toll free)

Minimum amount
Phone transfers:     $250 or entire account balance
Phone surrenders:    $250 or entire account balance

Maximum amount
Phone transfers:     None (up to certificate value)
Phone surrenders:    $50,000

We answer phone requests promptly, but you may experience delays when the call volume is unusually high. If unable to get through, you can use the mail procedure as an alternative.

We will honor any telephone transfer or surrender request believed to be authentic and will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. A telephone surrender will not be allowed within 30 days of a phoned-in address change. As long as these procedures are followed, neither IDS Life nor its affiliates will be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing IDS Life.

3    By automated transfers

Your financial advisor can help you set up automated transfers among your accounts.

You can start or stop this service by written request or other method acceptable to IDS Life. You must allow 30 days for IDS Life to change any instructions that are currently in place.

o Automated transfers from the fixed to variable account(s) may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

PAGE 25
o Automated transfers are subject to all of the contract provisions and terms, including transfer of certificate values between accounts.

Minimum amount
Automated transfers:     $50

Maximum amount
Automated transfers:     None (except for automated transfers
                         from the fixed account)

Surrendering a certificate

Subject to certain restrictions imposed by the Code and any restrictions imposed by the plan, you may surrender all or part of your certificate at any time before annuity payouts begin by sending a written request or calling us. For total surrenders, we will compute the value of the certificate at the close of business after we receive the request. We may ask you to return the certificate. You may have to pay surrender charges (see "Surrender charge") and IRS taxes and penalties (see "Taxes"). No surrenders may be made after annuity payouts begin.

Surrender policies
If you have a balance in more than one account and request a partial surrender, we will withdraw money from all of your accounts in the same proportion as your value in each account correlates to the total certificate value, unless requested otherwise.

Receiving payment when a participant requests a surrender

By regular or express mail:

o  Payable to participant;

o  Mailed to address of record.

Note:  You will be charged a fee if you request express mail delivery.

By wire:

o  Request that payment be wired to your bank;

o  Bank account must be in the same ownership as your contract; and

o Pre-authorization required. For instructions, contact your financial advisor.

Payment normally will be sent within seven days after receiving the request. However, we may postpone the payment if:
      -the surrender amount includes a purchase payment check that has not cleared;
      -the NYSE is closed, except for normal holiday and weekend closings;
      -trading on the NYSE is restricted,  according to SEC rules;
      -an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

PAGE 26
      -the SEC permits us to delay payment for the protection of security holders.

TSA special surrender provisions

The Code imposes certain  restrictions on a participant's right to receive early
distributions   attributable  to  salary  reduction  contributions  from  a  Tax
Sheltered Annuity (TSA):

o Distributions attributable to salary reduction contributions made after Dec. 31, 1988, plus the earnings on them, or to transfers or rollovers of such amounts from other contracts, may be made from the TSA only if:

      -the participant has attained age 59-1/2; -the participant has become disabled as defined in the Code; -the participant has separated from the service of the employer who purchased the contract; or -the distribution is made to the participant's beneficiary because of death.

o If you should encounter a financial hardship (within the meaning of the Code), you may receive a distribution of all certificate values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it still may be subject to IRS taxes and penalties. (See "Taxes.")

o The above restrictions on the right to receive a distribution do not affect the availability of the amount transferred or rolled over to the certificate as of Dec. 31, 1988. The restrictions do not apply to transfers or exchanges of certificate values within the annuity, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract/certificate has a loan provision, the right to recieve a loan from your fixed account continues to exist and is described in detail in your contract/certificate and is subject to the contract/certificate plan.

o For certain types of contributions under a TSA contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements.

Participation in the Texas Optional Retirement Program: Should the Employee Benefit Annuity be available in this program, participants cannot receive any distribution before retirement unless they become totally disabled or end their employment at a Texas college or university. This restriction affects a participant's right to: o surrender all or part of the certificate at any time; and o move up the retirement date.

If a participant is in the program for only one year, the portion of the purchase payments made by the state of Texas will be

PAGE 27
refunded to the state with no surrender charge. These restrictions are based on an opinion of the Texas Attorney General interpreting Texas law.

Changing ownership

The contract and related certificates cannot be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than IDS Life. Your vested rights under the certificate are nonforfeitable.

Benefits in case of death

If you die before annuity payouts begin, we will pay your beneficiary as follows:

If death occurs before your 75th birthday, the beneficiary receives the greater of: o the certificate value; or o purchase payments made to the certificate, minus any surrenders.

If death occurs on or after your 75th birthday, the beneficiary receives the certificate value.


If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the certificate in force. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the certificate in force. If you die before the retirement date, your spouse may keep the certificate in force until the date on which you would have reached age 70 1/2 or any other date permitted by the Code.


Payments: We will pay the beneficiary in a single sum unless you have given us other written instructions, or the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death;
o payouts begin no later than one year after death, or other date as permitted by the code; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will determine the certificate's value at the next close of business after our death claim requirements are fulfilled. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. (See "Taxes.")

The annuity payout period

As the participant, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below or we

PAGE 28
will mutually agree on other payout arrangements. The amount available for payouts under the plan you select is the certificate value on the retirement date. No surrender charges are deducted under the payout plans listed below.

The contract and related certificates allow you to determine whether payouts are to be made on a fixed or variable basis, or a combination of fixed and variable. Amounts of fixed and variable payouts depend on:
o the annuity payout plan you select;
o your  age;
o the  annuity  table  in  the  contract  and  related certificates; and
o the amounts allocated to the account(s) at settlement on the retirement date.

In addition, for variable payouts only, amounts depend on:

o  the investment performance of the account(s) selected.

These payouts will vary from month to month because the performance of the underlying mutual funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Transfer policies."

Annuity payout plans
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before certificate values are to be used to purchase the payout plan.

o Plan A - Life annuity - no refund: Monthly payouts are made until the annuitant's death. Payouts end with the last payout before the annuitant's death; no further payouts will be made. This means that if the annuitant dies after only one monthly payout has been made, no more payouts will be made.


o Plan B - Life annuity with five, 10 or 15 years certain: Monthly payouts are made for a guaranteed payout period of five, 10 or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period has expired. The guaranteed payout period is calculated from the retirement date. If the annuitant outlives the elected guaranteed payout period, payouts will continue until the annuitant's death.


o Plan C - Life annuity - installment refund: Monthly payouts are made until the annuitant's death, with our guarantee that payouts will continue for some period of time. Payouts will be made for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D - Joint and last survivor life annuity - no refund: Monthly payouts are made while both the annuitant and a joint annuitant are living. If either annuitant dies, monthly payouts

PAGE 29 continue at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


o Plan E - Payouts for a specified period: Monthly payouts are made for a specific payout period of 10 to 30 years that you elect. Payouts will be made only for the number of years specified whether the annuitant is living or not.
Depending on the time period selected, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")


Restrictions on payout options: Because the certificate was purchased under the plan, you must select a payout plan that provides for payouts:

o  over the life of the annuitant;
o over the joint lives of the annuitant and a designated beneficiary;
o for a period not exceeding the life expectancy of the annuitant; or
o for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before your retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed, unless this option is contrary to applicable provisions of the plan or the Code.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the certificate value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the certificate value to the participant in a lump sum.

Death after annuity payouts begin
If the annuitant dies after annuity payouts begin, any amount payable to the beneficiary will be as provided in the annuity payout plan in effect.

Taxes

Generally, under current law, any increase in your certificate value is taxable when you receive a payout or surrender except to the extent that contributions were made with after-tax dollars. (See detailed discussion below.) Any portion of the annuity payouts and any surrenders requested that represent ordinary income are normally taxable. You will receive a 1099 tax information form for any year in which a taxable distribution was made according to our records.

Annuity payouts: The entire payout generally will be includable as ordinary income and subject to tax. If you or your employer invested in the certificate with pre-tax dollars, such amounts are not considered to be part of your investment in the certificate and will be taxed when paid to you.

PAGE 30
Surrenders: Generally, if you surrender part or all of the certificate before annuity payouts begin, the surrender payment will be taxed. You also may have to pay a 10% IRS penalty for surrenders before reaching age 59 1/2. Other penalties may apply if you surrender the certificate before the plan specifies that you can receive payouts.

Death benefits to beneficiaries: The death benefit under an annuity is not tax exempt. Any amount received by the beneficiary that represents previously deferred earnings within the certificate, is taxable as ordinary income to the beneficiary in the year(s) he or she receives the payments.

Penalties: If you receive amounts from the certificate before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:


o  because of your death;
o  because you become disabled (as defined in the Code);
o if the distribution is part of a series of substantially equal periodic payments after separation from service, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your designated beneficiary); or
o after you separate from service during or after the year you attain age 55.


Other penalties or exceptions may apply if you surrender your certificate before your plan specifies that payments can be made.

Mandatory withholding: If you receive directly all or part of the certificate value, mandatory 20% income tax withholding generally will be imposed at the time the payment is made. Any withholding that is done represents a prepayment of your tax due for the year and you would take credit for such amounts on the annual tax return you file. This mandatory withholding will not be imposed if:
o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;
o the payment is one in a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or
o  the payment is a minimum distribution required under the Code.

Payments made to a surviving spouse instead of being directly rolled over to an IRA may also be subject to mandatory 20% income tax withholding.

Elective withholding: If the distribution is not subject to mandatory withholding as described above, you can elect not to have any withholding occur. To do this you must provide us with a valid Social Security Number or Taxpayer Identification Number.

If you do not make this election and if the payout is part of an annuity payout plan, the amount of withholding generally is

PAGE 31
computed using payroll tables. You can provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender), withholding is computed using 10% of the taxable portion.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, any payment from which federal withholding is deducted may also have state withholding deducted.

The withholding requirements may differ if payment is being made to a non-U.S. citizen or if the payment is being delivered outside the United States.

Important: Our discussion of federal tax laws is based upon our understanding of these laws as they are currently interpreted. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of the contract and/or related certificates.

Tax qualification: The contract (and your certificate of participation thereunder) is intended to qualify as an annuity for Federal income tax purposes. To that end, the provisions of the contract and your certificate are to be interpreted to ensure or maintain such tax qualification, notwithstanding any other provisions to the contrary. We reserve the right to amend the contract and/or related certificates to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract and/or certificates to any applicable changes in the tax qualification requirements. We will send you a copy of any such amendment.

Voting rights

As owner or participant with investments in the variable account(s) you may vote on important mutual fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes is determined by applying the percentage interest in each variable account to the total number of votes allowed to the account.

After annuity payouts begin, the number of votes is equal to:

o the reserve held in each account for the contract or certificate, divided by

o the net asset value of one share of the applicable underlying mutual fund.

As we make annuity payouts, the reserve for the annuity decreases; therefore, the number of votes also will decrease.

PAGE 32
We calculate votes separately for each account not more than 60 days before a shareholders' meeting. Notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled, will be sent.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we have received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we have received instructions.

Substitution

Shares of any of the underlying funds may not always be available for purchase by the variable accounts, or we may decide that further investment in any such fund's shares is no longer appropriate in view of the purposes of the variable account. In either event, shares of another registered open-end management investment company may be substituted both for fund shares already purchased by the variable account and for purchases to be made in the future. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the contract and certificates to reflect the substitution.

We reserve the right to split or combine the value of accumulation units. In effecting such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits under the certificates or on any other provisions of the contract and related certificates.

Distribution of the certificates

IDS Life, a registered broker/dealer, is the sole distributor of the certificates. IDS Life pays total commissions of up to 7.0% of the total purchase payments received on the certificates. A portion of this total commission is paid to district managers and field vice presidents of the selling representative.

About IDS Life


The Employee Benefit Annuity is issued by IDS Life, a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of the American Express Company, a financial services company headquartered in New York City.


IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and located at IDS Tower 10, Minneapolis, MN 55440-0010. IDS Life conducts a conventional life insurance business in the District of Columbia and all states except New York.

American Express Financial Advisors Inc. offers mutual funds, investment certificates and a broad range of financial management services. IDS Life offers insurance and annuities.

American Express Financial Advisors Inc. serves individuals and businesses through its nationwide network of more than 175 offices and more than 7,800 financial advisors.

PAGE 33
Other subsidiaries provide investment management and related services for pension, profit-sharing, employee savings and endowment funds of businesses and institutions.


Legal proceedings

A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life does business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. IDS Life, like other life and health insurers, from time to time is involved in such litigation. On December 13, 1996, an action of this nature was commenced in Minnesota state court. The plaintiffs purport to represent a class consisting of all persons who replaced existing IDS Life policies with new IDS Life policies from and after January 1, 1985. Plaintiffs seek damages in an unspecified amount and also seek to establish a claims resolution facility for the determination of individual issues. IDS Life filed an answer to the Complaint on February 18, 1997. A similar action involving the replacement of existing IDS Life insurance policies and annuity contracts was filed in the same court on March 21, 1997.

IDS Life believes it has meritorious defenses to these and other actions arising in connection with the conduct of its business activities and intends to defend them vigorously. IDS Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal proceedings which would have a material adverse effect on its consolidated financial condition.


Regular and special reports

Services
To help you track and evaluate the performance of your annuity, we provide:

Quarterly statements showing the value of your investment.

Annual reports containing required information on the annuity and its underlying investments.

A personalized annuity progress report detailing the cumulative return since the certificate was purchased and the average annual rate of return on the investments. This report, which is unique in the industry, is available upon request from your financial advisor.

Table of contents of the Statement of Additional Information


Performance information....................... 3
Calculating annuity payouts................... 6
Rating agencies............................... 7
Principal underwriter......................... 8
Independent auditors.......................... 8
Prospectus.................................... 8

PAGE 34
Financial statements -
      IDS Life Accounts F, IZ, JZ, G, H, N,
      KZ, LZ and MZ
      IDS Life Insurance Company

-------------------------------------------------------------------
Please check the appropriate box to receive a copy of the Statement of Additional Information for:

_____ IDS Life Employee Benefit Annuity

_____ IDS Life Retirement Annuity Mutual Funds

Please return this request to:

IDS Life Insurance Company
IDS Tower 10
Minneapolis, MN  55440-0010

Your name _______________________________________________________

Address _________________________________________________________

City ______________________  State ______________ Zip ___________

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for


                            EMPLOYEE BENEFIT ANNUITY


               IDS LIFE ACCOUNTS F, IZ, JZ, G, H, N, KZ, LZ and MZ


                                   May 1, 1997



IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ and MZ are separate accounts established and maintained by IDS Life Insurance Company (IDS Life).


This Statement of Additional Information, dated May 1, 1997, is not a prospectus. It should be read together with the accounts' prospectus, dated May 1, 1997, which may be obtained from your financial advisor, or by writing or calling IDS Life at the address or telephone number below.




IDS Life Insurance Company
P10/199
P.O. Box 74
Minneapolis, MN 55440-0074
612-671-3131

PAGE 36
                                TABLE OF CONTENTS


Performance Information.......................................p. 3

Calculating Annuity Payouts...................................p. 6

Rating Agencies...............................................p. 7

Principal Underwriter.........................................p. 8

Independent Auditors..........................................p. 8

Prospectus....................................................p. 8

Financial Statements
           - IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ and MZ
           - IDS Life Insurance Company

PAGE 37
PERFORMANCE INFORMATION

Calculation of yield for Account H


IDS Life Account H, which invests in IDS Life Moneyshare Fund, calculates an annualized simple yield and compound yield based on a seven-day period.


The simple yield is calculated by determining the net change in the value of a hypothetical account having the balance of one accumulation unit at the beginning of the seven-day period. (The net change does not include capital change, but does include a pro rata share of the annual certificate charges, including the annual administrative charge and the mortality and expense risk fee.) The net change in the account value is divided by the value of the account at the beginning of the period to obtain the return for the period. That return is then multiplied by 365/7 to obtain an annualized figure. The value of the hypothetical account includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The variable account's (account) yield does not include any realized or unrealized gains or losses, nor does it include the effect of any applicable surrender charge.

The account calculates its compound yield according to the following formula:

Compound Yield = [(return for seven-day period +1)365/7 ]  - 1


On Dec. 31, 1996, the account's annualized simple yield was 3.73% and its compound yield was 3.80%.


The rate of return, or yield, on the account's accumulation unit may fluctuate daily and does not provide a basis for determining future yields. Investors must consider, when comparing an investment in Account H with fixed annuities, that fixed annuities often provide an agreed-to or guaranteed fixed yield for a stated period of time, whereas the variable account's yield fluctuates. In comparing the yield of Account H to a money market fund, you should consider the different services that the annuity provides.

Calculation of yield for accounts investing in income funds

Quotations of yield will be based on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and will be computed by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                         YIELD = 2[(a-b + 1)6 - 1]
                                     cd

PAGE 38
where:    a = dividends and investment income earned during the
              period.
          b = expenses accrued for the period (net of
              reimbursements).
          c = the  average  daily  number of  accumulation  units  outstanding during the period that were entitled to receive dividends.
          d = the maximum offering price per accumulation unit on the last day of the period.

Yield on the account is earned from the increase in the net asset value of shares of the fund in which the account invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


On Dec. 31, 1996, the annualized yield for Account G was 7.64% for Account KZ 2.79% and for Account LZ 9.34%.


Calculation of average annual total return


Quotations of average annual total return for an account will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the annuity contract over a period of one, five and ten years (or, if less, up to the life of the Account), calculated according to the following formula:


                         P(1+T)n = ERV

where:       P = a hypothetical initial payment of $1,000.
             T = average annual total return.
             n = number of years.
           ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year (or other) period at the end of the one, five, or ten year (or other) period (or fractional portion thereof).


Account average annual total return figures reflect the deduction of the administrative charge and mortality and expense risk fee. Performance figures will be shown with the deduction of the applicable surrender charge; in addition, performance figures may be shown without the deduction of a surrender charge. The Securities and Exchange Commission requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and ten year periods (or, if less, up to the life of the account) for which performance is required to be calculated.

PAGE 39
The following performance figures are calculated on the basis of historical performance of the funds.


          Average Annual Total Return For Period Ended:  Dec. 31, 1996

Average Annual Total Return with Surrender

                                                                                     Since
Account investing in:                     1 Year        5 Year       10 Year       Inception
--------------------

IDS Life
  Aggressive Growth Fund (1/92)*          7.94%            --%           --%         10.08%
  Capital Resource Fund (10/81)          -0.22           6.23         12.28             --
  International Equity Fund (1/92)        1.36             --            --           7.32
  Managed Fund (4/86)                     8.70           8.67         11.29             --
  Moneyshare Fund (10/81)                -3.11           1.62          4.46             --
  Special Income Fund (10/81)            -1.21           7.54          7.81             --
  Growth Dimensions Fund (4/96)             --             --            --           3.80
  Global Yield Fund (4/96)                  --             --            --           0.12
  Income Advantage Fund (4/96)              --             --            --          -2.06

Average Annual Total Return without Surrender

                                                                                     Since
Account Investing in:                     1 Year        5 Year       10 Year       Inception
--------------------

IDS Life
  Aggressive Growth Fund (1/92)           14.94%           --%           --%         11.03%
  Capital Resource Fund (10/81)            6.78          7.30         12.28             --
  International Equity Fund (1/92)         8.36            --            --           8.37
  Managed Fund (4/86)                     15.70          9.66         11.29             --
  Moneyshare Fund (10/81)                  3.89          2.90          4.46             --
  Special Income Fund (10/81)              5.79          8.57          7.81             --
  Growth Dimensions Fund (4/96)              --            --            --          10.80
  Global Yield Fund (4/96)                   --            --            --           7.12
  Income Advantage Fund (4/96)               --            --            --           4.94

  * inception dates of the funds are shown in parentheses

Aggregate total return

Aggregate total return represents the cumulative change in the value of an investment over a specified period of time (reflecting change in an account's accumulation unit value) and is computed by the following formula:

                               ERV - P
                                  P

where:       P = a hypothetical initial payment of $1,000.
           ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year (or other) period at the end of the one, five, or ten year (or other) period (or fractional portion thereof).


Performance of the accounts may be quoted or compared to rankings, yields, or returns as published or prepared by independent rating or statistical services or publishers or publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily,

PAGE 40
Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.


CALCULATING ANNUITY PAYOUTS

The Variable Account

The following calculations are done separately for each of the variable accounts. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial  Payout:  To compute your first  monthly  payment,  we:
o determine the dollar value of your certificate as of the valuation date seven days before the retirement date and then deduct any applicable premium tax.

o apply the result to the annuity table contained in the certificate or another table at least as favorable. The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: The value of your account is then converted to annuity units. To compute the number credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date on (or next day preceding) the seventh calendar day before the retirement date. The number of units in your account is fixed. The value of the units fluctuate with the performance of the underlying mutual fund.

Subsequent Payouts:  To compute later payouts, we multiply:
o the annuity unit value on the valuation date on or immediately preceding the seventh calendar day before the payout is due; by
o  the fixed number of annuity units credited to you.

Annuity Table: The table shows the amount of the first monthly payment for each $1,000 of certificate value according to the age of the annuitant. (Where required by law, we will use a unisex table of settlement rates.) The table assumes that the certificate value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.

Substitution of 3.5% Table: If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% table in the certificate. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts

PAGE 41
increase or decrease. Using the 5% table results in a higher initial payment, but later payouts will increase more slowly when annuity unit values are rising and decrease more rapidly when they are declining.

Annuity Unit Values: This value was originally set at $1 for each variable account. To calculate later values we multiply the last annuity value by the product of: o the net investment factor; and o the neutralizing factor. The purpose of the neutralizing factor is to offset the effect of the assumed investment rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:
o Determined each business day by adding the underlying mutual fund's current net asset value per share plus per share amount of any current dividend or capital gain distribution; then o dividing that sum by the previous net asset value per share; and o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the underlying mutual fund may fluctuate, the net investment factor may be greater or less than one, and the accumulation unit value may increase or decrease. You bear this investment risk in a variable account.

The Fixed Account

Your fixed annuity payout amounts are guaranteed. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then o using an annuity table we apply the value according to the annuity payout plan you select; and o the annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The table will be equal to or greater than the table in your certificate.

RATING AGENCIES

The following chart reflects the ratings given to IDS Life by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable accounts of the annuity. This information relates only to the fixed account and reflects IDS Life's ability to make annuity payouts and to pay death benefits and other distributions from the annuity.

PAGE 42
Rating agency            Rating

A.M. Best                  A+
                       (Superior)

Duff & Phelps             AAA

Moody's                   Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the accounts is IDS Life which offers the variable annuities on a continuous basis.


Surrender charges received by IDS Life for 1996, 1995 and 1994, aggregated $11,956,753, $10,125,762 and $6,969,493, respectively. Commissions paid by IDS Life for 1996, 1995 and 1994, aggregated $17,247,007, $9,019,184 and
$17,331,801, respectively. The surrender charges were applied toward payment of commissions.


INDEPENDENT AUDITORS


The financial statements of IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ and MZ including the statements of net assets as of December 31, 1996, and the related statements of operations for the year then ended, except for IDS Life Accounts KZ, LZ and MZ which are for the period April 30, 1996 (commencement of operations) to December 31, 1996 and the related statements of changes in net assets for each of the two years in the period then ended, except for IDS Life Accounts KZ, LZ and MZ which are for the period April 30, 1996 (commencement of operations) to December 31, 1996 and the consolidated financial statements of IDS Life Insurance Company as of December 31, 1996 and for each of the three years in the period then ended, appearing in this SAI, have been audited by Ernst & Young LLP, independent auditors, as stated in their reports appearing herein.



PROSPECTUS


The prospectus dated May 1, 1997, is hereby incorporated in this Statement of Additional Information by reference.

IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ, and MZ
--------------------------------------------------------------------------------------------------------------------------------
Statements of Net Assets                                                                                           Dec. 31, 1996

                                                                 Segregated Asset Account
                                              ----------------------------------------------------------------------------------
Assets                                              F                IZ                 JZ                G              H

--------------------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
IDS Life Capital Resource Fund -
177,781,561 shares at net asset value
of  $23.65 per share (cost $4,047,345,917)    $4,204,493,423   $            -   $            -    $             -   $          -
IDS Life International Equity Fund -
132,770,113 shares at net asset value
of  $13.77 per share (cost $1,626,031,699)                 -    1,828,581,064                -                  -              -
IDS Life Aggressive Growth Fund -
126,606,113 shares at net asset value
of  $15.66 per share (cost $1,602,355,316)                 -                -    1,982,701,223                  -              -
IDS Life Special Income Fund -
148,555,482 shares at net asset value
of  $11.90per share (cost $1,689,083,214)                  -                -                -      1,767,315,909              -
IDS Life Moneyshare Fund, Inc. -
212,289,597 shares at net asset value
of  $1.00 per share (cost $212,271,725)                    -                -                -                  -    212,272,517
IDS Life Manged Fund, Inc. -
212,504,249 shares at net asset value
of  $16.77 per share (cost $2,850,375,313)                 -                -                -                  -              -
IDS Life Global Yield Fund -
2,544,154 shares at net asset value
of  $10.49 per share (cost $25,940,207)                    -                -                -                  -              -
IDS Life Income Advantage Fund -
6,285,705 shares at net asset value
of  $10.04 per share (cost $62,236,522)                    -                -                -                  -              -
IDS Life Growth Dimensions Fund -
35,067,279 shares at net asset value
of  $11.11 per share (cost $371,114,515)                   -                -                -                  -              -
---------------------------------------------------------------------------------------------------------------------------------
                                               4,204,493,423    1,828,581,064    1,982,701,223      1,767,315,909    212,272,517

--------------------------------------------------------------------------------------------------------------------------------
Dividends receivable                                       -                -                -         11,146,045        887,697
Accounts receivable from IDS Life for
contract purchase payments                           607,519          388,946          472,456            517,589        136,398
Receivable from mutual funds for
share redemptions                                  4,695,478        1,107,574        1,381,659          1,461,420        193,445
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                   4,209,796,420    1,830,077,584    1,984,555,338      1,780,440,963    213,490,057
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
  Mortality and expense risk fee                   3,712,650        1,599,841        1,730,113          1,556,957        181,332
  Contract terminations                            4,695,478        1,107,574        1,381,659          1,461,420        193,445
Payable to mutual funds for
investments purchased                                607,519          388,946          472,456         10,106,705        842,763
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  9,015,647        3,096,361        3,584,228         13,125,082      1,217,540
--------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to contracts in
   accumulation period                         4,190,377,748    1,823,818,352    1,975,789,754      1,761,644,974    211,896,599
Net assets applicable to contracts in
   payment period                                 10,403,025        3,162,871        5,181,356          5,670,907        375,918
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                              $4,200,780,773   $1,826,981,223   $1,980,971,110     $1,767,315,881   $212,272,517
--------------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding                   628,555,221    1,220,479,990    1,172,792,754        362,167,237     89,644,495
--------------------------------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit                 $ 6.67           $ 1.49           $ 1.68             $ 4.86         $ 2.36
--------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ, and MZ
--------------------------------------------------------------------------------------------------------------------------------
Statements of Net Assets  (continued)                                                                              Dec. 31, 1996

                                                                 Segregated Asset Account
                                              ----------------------------------------------------------------------    Combined
Assets                                                N                  KZ              LZ              MZ             Variable
                                                                                                                        Accounts
-----------------------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
IDS Life Capital Resource Fund -
177,781,561 shares at net asset value
of  $23.65 per share (cost $4,047,345,917)     $                 $                 $               $                 $4,204,493,423
IDS Life International Equity Fund -
132,770,113 shares at net asset value
of  $13.77 per share (cost $1,626,031,699)                  -                 -               -               -       1,828,581,064
IDS Life Aggressive Growth Fund -
126,606,113 shares at net asset value
of  $15.66 per share (cost $1,602,355,316)                  -                 -               -               -       1,982,701,223
IDS Life Special Income Fund -
148,555,482 shares at net asset value
of  $11.90per share (cost $1,689,083,214)                   -                 -               -               -       1,767,315,909
IDS Life Moneyshare Fund, Inc. -
212,289,597 shares at net asset value
of  $1.00 per share (cost $212,271,725)                     -                 -               -               -         212,272,517
IDS Life Manged Fund, Inc. -
212,504,249 shares at net asset value
of  $16.77 per share (cost $2,850,375,313)      3,564,460,564                 -               -               -       3,564,460,564
IDS Life Global Yield Fund -
2,544,154 shares at net asset value
of  $10.49 per share (cost $25,940,207)                     -        26,698,213               -               -          26,698,213
IDS Life Income Advantage Fund -
6,285,705 shares at net asset value
of  $10.04 per share (cost $62,236,522)                     -                 -      63,086,555               -          63,086,555
IDS Life Growth Dimensions Fund -
35,067,279 shares at net asset value
of  $11.11 per share (cost $371,114,515)                    -                 -               -     389,599,034         389,599,034
-----------------------------------------------------------------------------------------------------------------------------------
                                                3,564,460,564        26,698,213      63,086,555     389,599,034      14,039,208,502

-----------------------------------------------------------------------------------------------------------------------------------
Dividends receivable                                                     56,745         443,676                          12,534,163
Accounts receivable from IDS Life for
contract purchase payments                            512,639           246,418         491,716       1,252,804           4,626,485
Receivable from mutual funds for
share redemptions                                   2,489,155                 -               -             469          11,329,200
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                   $3,567,462,358      $ 27,001,376    $ 64,021,947   $ 390,852,307      14,067,698,350
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
  Mortality and expense risk fee                    3,125,997            21,575          51,280         319,803          12,299,548
  Contract terminations                             2,489,155                                 -             469          11,329,200
Payable to mutual funds for investments
   purchased                                          512,639           281,588         884,112       1,252,804          15,349,532
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   6,127,791           303,163         935,392       1,573,076          38,978,280
-----------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to contracts in
   accumulation period                          3,553,505,785        26,676,156      62,866,363     388,517,661      13,995,093,392
Net assets applicable to contracts in
   payment period                                   7,828,782            22,057         220,192         761,570          33,626,678
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                               $3,561,334,567      $ 26,698,213    $ 63,086,555   $ 389,279,231    $ 14,028,720,070
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding                  1,197,162,300        24,878,248      59,938,791     350,597,571
----------------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit                  $ 2.97            $ 1.07          $ 1.05          $ 1.11
----------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ, and, MZ
-----------------------------------------------------------------------------------------------------------------------------
Statements of Operations                                                                             Year ended Dec. 31, 1996

                                                                      Segregated Asset Account
                                       --------------------------------------------------------------------------------------
Investment Income                               F                IZ                JZ                 G                  H

-----------------------------------------------------------------------------------------------------------------------------
Dividend income from mutual funds        $ 670,221,352      $ 66,056,258    $ 207,061,621     $ 139,215,103      $ 10,634,560
Mortality and expense
risk fee                                    43,557,533        17,435,477       18,289,942        18,205,869         2,170,979
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net             626,663,819        48,620,781      188,771,679       121,009,234         8,463,581
-----------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of
investments in mutual funds:
Proceeds from sales                        303,010,271        57,280,381       38,496,615       201,451,882       219,529,327
Cost of investments sold                   263,167,821        51,653,208       29,215,833       195,303,803       219,530,075
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain(loss)
 on investments                             39,842,450         5,627,173        9,280,782         6,148,079              (748)
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
appreciation or
depreciation of
of investments                           (394,337,953)        81,683,280       42,813,163      (25,950,503)               825
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on
 investments                             (354,495,503)        87,310,453       52,093,945      (19,802,424)                77
-----------------------------------------------------------------------------------------------------------------------------
Net increase
 from operations                         $ 272,168,316     $ 135,931,234    $ 240,865,624     $ 101,206,810       $ 8,463,658
-----------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ, and MZ

------------------------------------------------------------------------------------------------------------------------------
Statements of Operations  (continued)                                                                 Year ended Dec. 31, 1996

                                         Segregated Asset Account
                                        -------------------------------------------------------------------           Combined
Investment Income                              N                    KZ *          LZ *               MZ *             Variable
                                                                                                                      Accounts
------------------------------------------------------------------------------------------------------------------------------
Dividend income from mutual funds        $ 308,414,735         $ 329,878      $ 1,607,718         $ 883,328   $ 1,404,424,553
Mortality and expense
risk fee                                    34,077,081            81,313          190,335         1,101,122       135,109,651
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net             274,337,654           248,565        1,417,383         (217,794)     1,269,314,902
------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)

------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of
investments in mutual funds:
Proceeds from sales                        142,237,920            92,587                -            18,353       962,117,336
Cost of investments sold                   113,436,943            91,391                -            16,802       872,415,876
------------------------------------------------------------------------------------------------------------------------------
Net realized gain(loss)
 on investments                             28,800,977             1,196                -             1,551        89,701,460
------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
appreciation or
depreciation of
of investments                             191,117,363           758,006          850,033        18,484,519       (84,581,267)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on
 investments                               219,918,340           759,202          850,033        18,486,070         5,120,193
------------------------------------------------------------------------------------------------------------------------------
Net increase
 from operations                         $ 494,255,994       $ 1,007,767      $ 2,267,416      $ 18,268,276   $ 1,274,435,095
------------------------------------------------------------------------------------------------------------------------------
*For the period April 30, 1996 (commencement of operations) to Dec. 31, 1996.
See accompanying notes to financial statements.



IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ, and MZ

-----------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets                                                                        Year ended Dec. 31, 1996

                                                                  Segregated Asset Account
                                           ----------------------------------------------------------------------------------------
Operations                                        F                   IZ                JZ                  G               H
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net               $ 626,663,819       $ 48,620,781     $ 188,771,679       $ 121,009,234     $ 8,463,581
Net realized gain (loss) on investments         39,842,450          5,627,173         9,280,782           6,148,079           (748)
Net change in unrealized appreciation or
depreciation of investments                  (394,337,953)         81,683,280        42,813,163        (25,950,503)             825
------------------------------------------------------------------------------------------------------------------------------------
Net increase from operations                   272,168,316        135,931,234       240,865,624         101,206,810       8,463,658
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Variable annuity contract
purchase payments                              247,034,837        136,590,270       137,497,822         136,598,453      71,251,781
Net transfers**                                  7,353,251        158,214,068       227,344,754       (130,631,868)    (73,493,878)
Loan repayments                                  6,524,720          2,185,648         2,289,136           1,948,047         542,980
Annuity payments                                 (618,433)          (145,076)         (211,338)           (302,440)        (16,311)
Contract charges                               (4,665,100)        (1,844,449)       (1,844,915)         (1,651,986)       (186,455)
Contract terminations:
Surrender benefits                           (323,487,903)       (99,067,158)      (97,711,535)       (138,993,547)    (26,610,434)
Death benefits                                (19,407,560)        (6,956,648)       (6,698,818)        (13,852,642)     (1,119,093)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                  (87,266,188)        188,976,655       260,665,106       (146,885,983)    (29,631,410)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              4,015,878,645      1,502,073,334     1,479,440,380       1,812,995,054     233,440,269
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $ 4,200,780,773    $ 1,826,981,223   $ 1,980,971,110     $ 1,767,315,881   $ 212,272,517
------------------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Activity
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year         641,902,761      1,088,873,599     1,007,975,519         393,696,727     102,567,540
Contract purchase payments                      38,493,929         95,677,544        87,429,534          29,931,965      31,461,578
Net transfers**                                  1,526,639        110,170,298       143,201,245        (28,111,632)    (32,033,370)
Transfers for policy loans                       1,013,895          1,512,631         1,436,806             419,834         233,492
Contract charges                                 (729,091)        (1,286,561)       (1,166,154)           (358,645)        (81,536)
Contract terminations:
Surrender benefits                            (50,461,665)       (69,287,451)      (61,605,600)        (30,226,184)    (11,981,080)
Death benefits                                 (3,191,247)        (5,180,070)       (4,478,596)         (3,184,828)       (522,129)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               628,555,221      1,220,479,990     1,172,792,754         362,167,237      89,644,495
------------------------------------------------------------------------------------------------------------------------------------
**Includes transfer activity from (to) other Accounts and transfers (from) to IDS Life for conversion from (to) Fixed Account.
See accompanying notes to financial statements.


IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ, and MZ

-----------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)                                                            Year ended Dec. 31, 1996
                                                                                                                           Combined
                                               -------------------------------------------------------------------------   Variable
Operations                                          N                  KZ*             LZ*                 MZ*             Accounts
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net               $ 274,337,654         $ 248,565       $ 1,417,383       $ (217,794)    $ 1,269,314,902
Net realized gain (loss) on investments         28,800,977             1,196                 -             1,551         89,701,460
Net change in unrealized appreciation or
depreciation of investments                    191,117,363           758,006           850,033        18,484,519        (84,581,267)
------------------------------------------------------------------------------------------------------------------------------------
Net increase from operations                   494,255,994         1,007,767         2,267,416        18,268,276      1,274,435,095
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Variable annuity contract
purchase payments                              178,726,120         2,213,183         4,646,202        18,844,441        933,403,109
Net transfers**                                 11,968,781        23,859,394        57,148,839       358,733,822        640,497,163
Loan repayments                                  4,253,041             4,127            18,815           208,070         17,974,584
Annuity payments                                 (458,457)           (1,456)           (4,943)          (17,149)        (1,775,603)
Contract charges                               (3,435,971)           (4,484)          (10,289)          (88,337)       (13,731,986)
Contract terminations:
Surrender benefits                           (219,622,814)         (377,077)         (950,606)       (6,499,453)      (913,320,527)
Death benefits                                (15,758,360)           (3,241)          (28,879)         (170,439)       (63,995,680)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                  (44,327,660)        25,690,446        60,819,139       371,010,955        599,051,060
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              3,111,406,233                 -                 -                 -     12,155,233,915
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $ 3,561,334,567      $ 26,698,213      $ 63,086,555     $ 389,279,231   $ 14,028,720,070
------------------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Activity
-----------------------------------------------------------------------------------------------------------------
Units outstanding at beginning
of year                                      1,212,021,386                 -                 -                 -
Contract purchase payments                      67,036,198         2,150,213         4,593,557        17,880,563
Net transfers**                                  5,024,835        23,110,914        56,411,486       339,165,647
Transfers for policy loans                       1,578,243             3,961            18,315           194,231
Contract charges                               (1,282,363)           (4,320)          (10,113)          (82,302)
Contract terminations:
Surrender benefits                            (80,844,746)         (379,430)       (1,045,166)       (6,403,548)
Death benefits                                 (6,371,253)           (3,090)          (29,288)         (157,020)
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year             1,197,162,300        24,878,248        59,938,791       350,597,571
------------------------------------------------------------------------------------------------------------------
*For the period April 30, 1996 (commencement of operations) to Dec. 31, 1996.
**Includes transfer activity from (to) other Accounts and transfers (from) to IDS Life for conversion from (to) Fixed Account.
See accompanying notes to financial statements.


IDS Life Accounts F, IZ, JZ, G, H, and N

Statements of Changes in Net Assets                                                                        Year ended Dec. 31, 1995
                                                                                                                           Combined
                                                                    Segregated Asset Account                               Variable
Operations                       F             IZ             JZ               G                H              N           Accounts
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)
-- net.................. $ 382,304,326 $  16,811,232   $ (3,271,462)   $  108,341,613   $  8,962,535 $   47,655,603  $  560,803,847
Net realized gain (loss)
on investments..........     1,981,692       232,727      2,279,635        (1,229,421)          (275)     1,251,386       4,515,744
Net change in unrealized
appreciation or
depreciation of
investments.............   416,704,333   119,413,997    312,088,997       188,951,733             (8)   512,608,047   1,549,767,099
-----------------------------------------------------------------------------------------------------------------------------------
Net increase
from operations.........   800,990,351   136,457,956    311,097,170       296,063,925      8,962,252    561,515,036   2,115,086,690
-----------------------------------------------------------------------------------------------------------------------------------


Contract Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Variable annuity
contract purchase
payments................   322,088,024   166,423,047    160,903,570      211,623,765    124,651,412    238,185,358   1,223,875,176
Net transfers*..........   225,750,236   115,024,536    178,588,839       24,885,088    (65,080,217)   103,698,960     582,867,442
Loan repayments.........     5,346,926     1,706,764      1,590,494        1,874,596        498,840      3,315,089      14,332,709
Annuity payments........      (305,244)      (61,793)      (110,594)        (146,183)       (12,430)      (250,512)       (886,756)
Contract charges........    (4,315,769)   (1,655,121)    (1,462,175)      (1,623,209)      (193,070)    (3,278,764)    (12,528,108)
Contract terminations:
Surrender benefits......  (168,713,260)  (54,092,983)   (45,135,117)     (81,995,494)   (17,710,675)  (128,865,985)   (496,513,514)
Death benefits..........   (13,025,950)   (4,773,415)    (4,031,004)     (11,829,653)    (1,744,859)   (15,779,578)    (51,184,459)
-----------------------------------------------------------------------------------------------------------------------------------
Increase from
contract transactions...   366,824,963   222,571,035    290,344,013      142,788,910     40,409,001    197,024,568   1,259,962,490
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning
of year................. 2,848,063,331 1,143,044,343    877,999,197    1,374,142,219    184,069,016  2,352,866,629   8,780,184,735
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
year....................$4,015,878,645$1,502,073,334 $1,479,440,380   $1,812,995,054   $233,440,269 $3,111,406,233 $12,155,233,915
----------------------------------------------------------------------------------------------------------------------------------


Accumulation Unit Activity
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
beginning of year.......   576,723,791   913,363,825    780,422,772       361,639,812     84,475,351  1,127,833,738
Contract purchase
payments................    57,636,862   131,707,429    125,753,542        49,975,261     56,237,498    102,978,794
Net transfers*..........    40,143,198    90,463,426    139,820,238         4,867,638    (29,247,982)    44,116,848
Transfers for policy
loans...................       947,593     1,338,975      1,217,057           446,825        221,952      1,420,549
Contract charges........      (777,408)   (1,312,071)    (1,134,381)         (392,206)       (88,252)    (1,423,957)
Contract terminations:
Surrender benefits......   (30,273,815)  (42,742,065)   (34,796,218)      (19,834,181)    (8,256,611)   (55,615,949)
Death benefits..........    (2,497,460)   (3,945,920)    (3,307,491)       (3,006,422)      (774,416)    (7,288,637)
Units outstanding at end
of year.................   641,902,761 1,088,873,599  1,007,975,519       393,696,727    102,567,540  1,212,021,386
*Includes transfer activity from (to) other Accounts and transfers (from) to IDS Life for conversion from (to) Fixed Account.
See accompanying notes to financial statements.

IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ and MZ

Notes to Financial Statements
-------------------------------------------------------------------
1.  Organization

IDS Life Accounts F, G, H and N were established as segregated asset accounts of IDS Life Insurance Company (IDS Life) under Minnesota law and are registered collectively as a single unit investment trust under the Investment Company Act of 1940. Accounts F, G and H were established on May 13, 1981. Account N was established on April 22, 1985 and commenced operations on April 30, 1986. Accounts IZ and JZ were established as segregated asset accounts on Sept. 20, 1991 and commenced operations on Jan. 13, 1992. Accounts KZ, LZ and MZ were established as segregated asset accounts on April 2, 1996 and commenced operations on April 30, 1996. IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ and MZ are collectively referred to as "the Accounts."

The assets of the Accounts are held for the exclusive benefit of the Retirement Annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other segregated asset accounts or by IDS Life. Contract owners allocate their variable purchase payments to one or more of the nine segregated asset accounts. Such funds are then invested in shares of nine mutual funds organized by IDS Life as the investment vehicles for variable annuity contracts issued by IDS Life and its subsidiaries.

Each Fund is registered under the Investment Company Act of 1940 as a diversified, (non-diversified for Global Yield) open-end management investment company. IDS Life Capital Resource Fund, IDS Life Special Income Fund and IDS Life Moneyshare Fund, Inc. commenced operations Oct. 13, 1981. IDS Life Managed Fund, Inc. commenced operations April 30, 1986. IDS Life Aggressive Growth Fund and IDS Life International Equity Fund commenced operations on Jan. 13, 1992. IDS Life Global Yield Fund, IDS Life Income Advantage Fund and IDS Life Growth Dimensions Fund commenced operations on April 30, 1996. Funds allocated to IDS Life Account F are invested in the shares of IDS Life Capital Resource Fund; IDS Life Account IZ invests in the shares of IDS Life International Equity Fund; IDS Life Account JZ invests in the shares of IDS Life Aggressive Growth Fund; IDS Life Account G invests in the shares of IDS Life Special Income Fund; IDS Life
Account H invests in the shares of IDS Life Moneyshare Fund, Inc.; IDS Life Account N invests in the shares of IDS Life Managed Fund, Inc.; IDS Life Account KZ invests in the shares of IDS Life Global Yield Fund; IDS Life Account LZ invests in the shares of IDS Life Income Advantage Fund and IDS Life Account KZ invests in the shares of IDS Life Growth Dimensions Fund.

IDS Life serves as manager, investment adviser and distributor for the Accounts and the underlying nine mutual funds.
___________________________________________________________________
2.  Summary of Significant Accounting Policies

Investments in Mutual Funds
Investments in shares of the mutual funds are stated at market value, which is the net asset value per share as determined by the respective funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the mutual funds are reinvested, net of any expenses payable to IDS Life, in additional shares of the mutual funds and are recorded as income by the Accounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the Accounts' share of the mutual funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Federal Income Taxes
IDS Life is taxed as a life insurance company. The Accounts are treated as part of IDS Life for federal income tax purposes. Under existing tax law, no income taxes are payable with respect to any income of the Accounts.

-------------------------------------------------------------------
3.  Mortality and Expense Risk Fee and Contract Charges

IDS Life makes contractual assurances to the Accounts that possible future adverse changes in administrative expenses and mortality experience of the annuitants and beneficiaries will not affect the Accounts. The mortality and expense risk fee paid to IDS Life is computed daily and is equal, on an annual basis, to 1 percent of the average daily net assets of the Accounts.

An annual charge of $20 is deducted from the contract value of each Variable Retirement Annuity contract. An annual charge of $30 is deducted from the contract value of each Combination Retirement Annuity contract. An annual charge of $500 is deducted from the contract value of each Group Variable Annuity contract. An annual charge of $30 is deducted from the certificate value of each Employee Benefit Annuity certificate. A quarterly charge of $6 is deducted from the contract value of each Flexible Annuity contract. The annual charges are deducted at contract year end and the quarterly charges are deducted at contract quarter end, during the accumulation period, for administrative services provided to the Accounts by IDS Life.

A contingent deferred sales charge (surrender charge or withdrawal charge) will be imposed upon:

a) certain Variable Retirement Annuity contract surrenders during the first seven years,
b) Combination Retirement Annuity contract surrenders during the first seven, eight or eleven years, depending on type of contract,
c) Group Variable Annuity contract withdrawals during the first seven years,
d) Employee Benefit Annuity certificate surrenders during the first eleven years, and
e) Flexible Annuity contract surrenders of amounts other than those representing earnings or those representing purchase payments more than six years old.

Charges by IDS Life for surrenders are not available on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $11,956,753 in 1996 and $10,125,762 in 1995. Such charges are not an expense of the Accounts. They are deducted from contract surrender benefits paid by IDS Life.

-------------------------------------------------------------------
4.  Investment Transactions

The Accounts' purchases of mutual fund shares (net of charges), including reinvestment of dividend distributions, were as follows:

                                                                         Year Ended Dec. 31,
Account   Investment                                                 1996                    1995
----------------------------------------------------------------------------------------------------
  F       IDS Life Capital Resource Fund.....................  $  842,940,565         $  765,524,150
 IZ       IDS Life International Equity Fund.................     295,290,858            254,418,892
 JZ       IDS Life Aggressive Growth Fund....................     488,497,853            300,849,208
  G       IDS Life Special Income Fund ......................     175,575,133            273,349,783
  H       IDS Life Moneyshare Fund, Inc......................     198,361,500            140,810,125
  N       IDS Life Managed Fund, Inc.........................     372,910,559            259,968,265
 KZ       IDS Life Global Yield Fund ........................      26,031,598*                    --
 LZ       IDS Life Income Advantage Fund ....................      62,236,522*                    --
 MZ       IDS Life Growth Dimensions Fund ...................     371,131,317*                    --
----------------------------------------------------------------------------------------------------
                                                               $2,832,975,905         $1,994,920,423
*For the period April 30, 1996 to Dec. 31, 1996.

-------------------------------------------------------------------
5.  Annuity Contracts in Payment Period

Net assets and annuity units relating to contracts in the payment period as of Dec. 31, 1996, were as follows:

                           F            IZ           JZ            G           H  .      N          KZ        LZ         MZ  .
Net assets
applicable
to contracts
in payment period... $10,403,025   $3,162,871   $5,181,356   $5,670,907    $375,918  $7,828,782   $22,057   $220,192   $761,570
Annuity units in
payment period.....       31,398       22,708       29,585       17,819       1,466      41,892     1,239      2,314      5,406
------------------------------------------------------------------------------------------------------------------------------


Annual Financial Information


Report of Independent Auditors

The Board of Directors IDS Life Insurance Company

We have audited the accompanying individual and combined statements of net assets of IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ, and MZ as of December 31, 1996, and the related statements of operations for the year then ended, except for IDS Life Accounts KZ, LZ and MZ which are for the period April 30, 1996 (commencement of operations) to December 31, 1996, and the statements of changes in net assets for each of the two years in the period then ended, except for IDS Life Accounts KZ, LZ and MZ which are for the period April 30, 1996 (commencement of operations) to December 31, 1996. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 with the affiliated mutual fund manager. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ and MZ at December 31, 1996, and the individual and combined results of their operations and changes in their net assets for the periods described above, in conformity with generally accepted accounting principles.



Ernst & Young LLP
Minneapolis, Minnesota
March 21, 1997

                           IDS LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS


                                                        Dec. 31,       Dec. 31,
ASSETS                                                    1996           1995
------                                                    ----        ---------
                                                             (thousands)

Investments:
Fixed maturities:
Held to maturity, at amortized cost (Fair value:
1996, $10,521,650; 1995, $11,878,377) ..............   $10,236,379   $11,257,591
Available for sale, at fair value (Amortized cost:
1996, $11,008,622; 1995, $10,146,136) ..............    11,146,845    10,516,212
Mortgage loans on real estate ......................     3,493,364     2,945,495
Policy loans .......................................       459,902       424,019
Other investments ..................................       251,465       146,894

Total investments ..................................    25,587,955    25,290,211

Cash and cash equivalents ..........................       224,603        72,147
Amounts recoverable from reinsurers ................       157,722       114,387
Amounts due from brokers ...........................        11,047            --
Other accounts receivable ..........................        44,089        39,108
Accrued investment income ..........................       343,313       348,008
Deferred policy acquisition costs ..................     2,330,805     2,025,725
Deferred income taxes ..............................        33,923            --
Other assets .......................................        37,364        36,410
Separate account assets ............................    18,535,160    14,974,082

Total assets .......................................   $47,305,981   $42,900,078
                                                       ===========   ===========

                           IDS LIFE INSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEETS (continued)


                                                       Dec. 31,        Dec. 31
LIABILITIES AND STOCKHOLDER'S EQUITY                    1996             1995
------------------------------------                    ----             ----
                                                             (thousands)


Liabilities:
Future policy benefits:
Fixed annuities ....................................   $21,838,008   $21,404,836
Universal life-type insurance ......................     3,177,149     3,076,847
Traditional life insurance .........................       209,685       209,249
Disability income and long-term care insurance .....       424,200       327,157

Policy claims and other
policyholders' funds ...............................        83,634        56,323
Deferred income taxes ..............................          --         112,904
Amounts due to brokers .............................       261,987       121,618
Other liabilities ..................................       332,078       285,354
Separate account liabilities .......................    18,535,160    14,974,082

Total liabilities ..................................    44,861,901    40,568,370

Stockholder's equity:
Capital stock, $30 par value per share;
100,000 shares authorized, issued and outstanding ..         3,000         3,000
Additional paid-in capital .........................       283,615       278,814
Net unrealized gain on investments .................        86,102       230,129
Retained earnings ..................................     2,071,363     1,819,765

Total stockholder's equity .........................     2,444,080     2,331,708

Total liabilities and stockholder's equity .........   $47,305,981   $42,900,078
                                                       ===========   ===========

Commitments and contingencies (Note 6)

See accompanying notes to consolidated financial statements.

                                              IDS LIFE INSURANCE COMPANY
                                           CONSOLIDATED STATEMENTS OF INCOME

                                                                   Years ended Dec. 31,
                                                       1996               1995                1994
                                                       ----               ----                ----
                                                                      (thousands)
Revenues:
Premiums:
Traditional life insurance                        $    51,403         $   50,193          $   48,184
Disability income and long-term care insurance        131,518            111,337              96,456

Total premiums                                        182,921            161,530             144,640

Policyholder and contractholder charges               302,999            256,454             219,936
Management and other fees                             271,342            215,581             164,169
Net investment income                               1,965,362          1,907,309           1,781,873
Net realized loss on investments                         (159)            (4,898)             (4,282)

Total revenues                                      2,722,465          2,535,976           2,306,336

Benefits and expenses:
Death and other benefits:
Traditional life insurance                             26,919             29,528              28,263
Universal life-type insurance
and investment contracts                               85,017             71,691              52,027
Disability income and
long-term care insurance                               19,185             16,259              13,393

Increase (decrease) in liabilities for future policy benefits:
Traditional life insurance                              1,859             (1,315)             (3,229)
Disability income and
long-term care insurance                               57,230             51,279              37,912

Interest credited on universal life-type
insurance and investment contracts                  1,370,468          1,315,989           1,174,985
Amortization of deferred policy acquisition costs     278,605            280,121             280,372
Other insurance and operating expenses                261,468            211,642             210,101

Total benefits and expenses                         2,100,751          1,975,194           1,793,824

Income before income taxes                            621,714            560,782             512,512

Income taxes                                         207,138            195,842             176,343

Net income                                         $  414,576         $  364,940          $  336,169
                                                   ==========         ==========          ==========

See accompanying notes to consolidated financial statements.

                                               IDS LIFE INSURANCE COMPANY
                                  CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                                             Three years ended Dec. 31, 1996
                                                       (thousands)

                                                            Additional    Net Unrealized
                                              Capital           Paid-In     Gain (Loss) on     Retained
                                               Stock            Capital       Investments      Earnings            Total
                                               -----            -------       -----------      --------            -----
Balance, Dec. 31, 1993                         $3,000         $ 222,000     $      114        $1,468,230       $1,693,344
Initial adoption of SFAS No. 115                   --                --        181,269                --          181,269
Net income                                         --                --             --           336,169          336,169
Change in net unrealized
gain (loss) on  investments                        --                --       (457,091)               --         (457,091)
Cash dividends                                     --                --             --          (165,000)        (165,000)

Balance, Dec. 31, 1994                          3,000           222,000       (275,708)        1,639,399        1,588,691
Net income                                         --                --             --           364,940          364,940
Change in net unrealized
gain (loss) on investments                         --                --        505,837                --          505,837
Capital contribution from parent                   --            56,814             --                --           56,814
Loss on reinsurance transaction
with affiliate                                     --                --             --            (4,574)          (4,574)
Cash dividends                                     --                --             --          (180,000)        (180,000)

Balance, Dec. 31, 1995                          3,000           278,814        230,129         1,819,765        2,331,708
Net income                                         --                --             --           414,576          414,576
Change in net unrealized
gain (loss) on investments                         --                --       (144,027)               --         (144,027)
Capital contribution from parent                   --             4,801             --                --            4,801
Other changes                                      --                --             --             2,022            2,022
Cash dividends                                     --                --             --          (165,000)        (165,000)

Balance, Dec. 31, 1996                         $3,000          $283,615       $ 86,102        $2,071,363       $2,444,080
                                                =====           =======         ======          ========         ========

See accompanying notes to consolidated financial statements.

                                                   IDS LIFE INSURANCE COMPANY
                                              CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                       Years ended Dec. 31,
                                                            1996               1995                1994
                                                            ----               ----                ----
                                                                            (thousands)
Cash flows from operating activities:
Net income                                               $ 414,576          $ 364,940           $ 336,169
Adjustments to reconcile net income to
net cash (used in) provided by operating activities:
Policy loan issuance, excluding universal
life-type insurance                                        (49,314)           (46,011)            (37,110)
Policy loan repayment, excluding universal
life-type insurance                                         41,179             36,416              33,384
Change in amounts recoverable from reinsurers              (43,335)           (34,083)            (25,006)
Change in other accounts receivable                         (4,981)            12,231             (28,551)
Change in accrued investment income                          4,695            (30,498)            (10,333)
Change in deferred policy acquisition
costs, net                                                (294,755)          (196,963)           (192,768)
Change in liabilities for future policy
benefits for traditional life,
disability income and
long-term care insurance                                    97,479             85,575              55,354
Change in policy claims and other
policyholders' funds                                        27,311              6,255               5,552
Change in deferred income taxes                            (65,609)           (33,810)            (19,176)
Change in other liabilities                                 46,724             (6,548)               (122)
(Accretion of discount)
amortization of premium, net                               (23,032)           (22,528)             30,921
Net realized loss on investments                               159              4,898               4,282
Policyholder and contractholder
charges, non-cash                                         (154,286)          (140,506)           (126,918)
Other, net                                                 (10,816)             3,849              (8,709)

Net cash (used in) provided by operating
activities                                               $ (14,005)         $   3,217           $  16,969

                                              IDS LIFE INSURANCE COMPANY
                                    CONSOLIDATED STATEMENTS OF CASH FLOWS (continued)


                                                                         Years ended Dec. 31,
                                                            1996               1995                1994
                                                                            (thousands)
Cash flows from investing activities:
Fixed maturities held to maturity:
Purchases                                             $    (43,751)      $ (1,007,208)         $ (879,740)
Maturities, sinking fund payments and calls                759,248            538,219           1,651,762
Sales                                                      279,506            332,154              58,001
Fixed maturities available for sale:
Purchases                                               (2,299,198)        (2,452,181)         (2,763,278)
Maturities, sinking fund payments and calls              1,270,240            861,545           1,234,401
Sales                                                      238,905            136,825             374,564
Other investments, excluding policy loans:
Purchases                                                 (904,536)          (823,131)           (634,807)
Sales                                                      236,912            160,521             243,862
Change in amounts due from brokers                         (11,047)             7,933              (2,214)
Change in amounts due to brokers                           140,369           (105,119)           (124,749)

Net cash used in investing activities                     (333,352)        (2,350,442)           (842,198)

Cash flows from financing activities:
Activity related to universal life-type insurance
and investment contracts:
Considerations received                                  3,567,586          4,189,525           3,566,814
Surrenders and death benefits                           (4,250,294)        (3,141,404)         (3,602,392)
Interest credited to account balances                    1,370,468          1,315,989           1,174,985
Universal life-type insurance policy loans:
Issuance                                                   (86,501)           (84,700)            (78,239)
Repayment                                                   58,753             52,188              50,554
Capital contribution from parent                             4,801                 --                  --
Cash dividends to parent                                  (165,000)          (180,000)           (165,000)

Net cash provided by financing activities                  499,813          2,151,598             946,722

Net increase (decrease) in cash and
cash equivalents                                           152,456           (195,627)            121,493

Cash and cash equivalents at
beginning of year                                           72,147            267,774             146,281

Cash and cash equivalents at
end of year                                          $     224,603        $    72,147         $   267,774
                                                         =========           ========            ========

See accompanying notes to consolidated financial statements.

                           IDS LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  ($ thousands)

1. Summary of significant accounting policies

   Nature of business

   IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly owned subsidiary of American Express Financial Corporation, which is a wholly owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly owned subsidiary of the Company and serves New York State residents. The Company also wholly owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company (ACLAC) and American Partners Life Insurance Company.

   The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

   Basis of presentation

   The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All material intercompany accounts and transactions have been eliminated in consolidation.

   The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments

   Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are carried as a separate component of stockholder's equity, net of deferred taxes.

   Realized investment gain or loss is determined on an identified cost basis.

   Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

   Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

   Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loans losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

   The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgement as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

   The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

   Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

   When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

   Statements of cash flows

   The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

   Supplementary information to the consolidated statements of cash flows for the years ended Dec. 31 is summarized as follows:

                                         1996         1995          1994
                                      ---------      --------      -----
     Cash paid during the year for:
       Income taxes                    $317,283     $191,011     $226,365
       Interest on borrowings             4,119        5,524        1,553

   Recognition of profits on annuity contracts and insurance policies

   Profits on fixed deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

   The retrospective deposit method is used in accounting for universal life-type insurance. This method recognizes profits over the lives of the policies in proportion to the estimated gross profits expected to be realized.

   Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   Policyholder and contractholder charges include the monthly cost of insurance charges and issue and administrative fees. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees and mortality and expense risk fees from the variable annuity and variable life insurance separate accounts and underlying funds.

   Deferred policy acquisition costs

   The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized in relation to surrender charge revenue and a portion of the excess of investment income earned from investment of the contract considerations over the interest credited to contract owners. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

   Liabilities for future policy benefits

   Liabilities for universal life-type insurance, single premium deferred annuities and installment annuities are accumulation values.

   Liabilities for fixed annuities in a benefit status are based on the Progressive Annuity Table with interest at 5 percent, the 1971 Individual Annuity Table with interest at 7 percent or 8.25 percent, or the 1983a Table with various interest rates ranging from 5.5 percent to 9.5 percent, depending on year of issue.

   Liabilities for future benefits on traditional life insurance are based on the net level premium method and anticipated rates of mortality, policy persistency and interest earnings. Anticipated mortality rates generally approximate the 1955-1960 Select and Ultimate Basic Table for policies issued prior to 1980, the 1965-1970 Select and Ultimate Basic Table for policies issued from 1981-1984 and the 1975-1980 Select and Ultimate Basic Table for policies issued after 1984. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates are 4% for policies issued before 1974, 5.25% for policies issued from 1974-1980, and range from 10% to 6% depending on policy form, issue year and policy duration for policies issued after 1980.

   Liabilities for future disability income policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method and anticipated rates of morbidity, mortality, policy persistency and interest earnings. Anticipated morbidity rates are based on the 1964 Commissioners Disability Table for policies issued before 1996 and the 1985 CIDA table for policies issued in 1996. Anticipated mortality rates are based on the 1958 Commissioners Standard Ordinary Table for policies issued before 1996 and the 1975-1980 Basic Table for policies issued in 1996. Anticipated policy persistency rates vary by policy form, occupation class, issue age and policy duration. Anticipated interest rates are 3% for policies issued before 1996 and grade from 7.5% to 5% over five years for policies issued in 1996. Claim reserves are calculated on the basis of anticipated rates of claim continuance and interest earnings. Anticipated claim continuance rates are based on the 1964 Commissioners Disability Table for claims incurred before 1993 and the 1985 CIDA Table for claims incurred after 1992. Anticipated interest rates are 8% for claims incurred prior to 1992, 7% for claims incurred in 1992 and 6% for claims incurred after 1992.

   Liabilities for future long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method and anticipated rates of morbidity, mortality, policy persistency and interest earnings. Anticipated morbidity rates are based on the 1985 National Nursing Home Survey. Anticipated mortality rates are based on the 1983a Table. Anticipated policy persistency rates vary by policy form, issue age and policy duration. Anticipated interest rates are 9.5% grading to 7% over 10 years for policies issued from 1989-1992 and 7.75% grading to 7% over 4 years for policies issued after 1992. Claim reserves are calculated on the basis of anticipated rates of claim continuance and interest earnings. Anticipated claim continuance rates are based on the 1985 National Nursing Home Survey. Anticipated interest rates are 8% for claims incurred prior to 1992, 7% claims incurred in 1992 and 6% for claims incurred after 1992.

   Reinsurance

   The maximum amount of life insurance risk retained by the Company on any one life is $750 of life and waiver of premium benefits plus $50 of accidental death benefits. The maximum amount of disability income risk retained by the Company on any one life is $6 of monthly benefit for benefit periods longer than three years. The excesses are reinsured with other life insurance companies on a yearly renewable term basis. Graded premium whole life and long-term care policies are primarily reinsured on a coinsurance basis.

   Federal income taxes

   The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between American Express Financial Corporation and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of American Express Financial Corporation to reimburse subsidiaries for all tax benefits.

   Included  in other  liabilities  at Dec.  31,  1996 and 1995 are  $33,358 and
   ($13,415),  respectively,   receivable  from/(payable  to)  American  Express
   Financial Corporation for federal income taxes.

   Separate account business

   The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners.

   The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and the beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate accounts for such actuarial adjustments for variable annuities that are in the benefit payment period. For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

   Accounting changes

   The Financial Accounting Standards Board's (FASB) Statement of Financial Accounting Standards (SFAS) No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of," was effective Jan. 1, 1996. The new rule did not have a material impact on the Company's results of operations or financial condition. The Company adopted SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." The effect of adopting the new rule was to increase stockholder's equity by $181,269, net of tax, as of Jan. 1, 1994, but the adoption had no impact on the Company's net income.

   Reclassification

   Certain 1995 and 1994 amounts have been reclassified to conform to the 1996 presentation.

2. Investments

   Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

   Net realized gain (loss) on investments for the years ended Dec. 31 is summarized as follows:

                                          1996           1995            1994
                                       --------        --------        --------

   Fixed maturities ............       $  8,736        $  9,973        $ (1,575)
   Mortgage loans ..............         (8,745)        (13,259)         (3,013)
   Other investments ...........           (150)         (1,612)            306
                                       --------        --------        --------
                                       $   (159)       $ (4,898)       $ (4,282)
                                       ========        ========        ========

   Changes in net unrealized appreciation (depreciation) of investments for the years ended Dec. 31 are summarized as follows:

                                         1996          1995            1994
                                     ----------    ------------     -----------
   Fixed maturities:
      Held to maturity .......     $  (335,515)     $ 1,195,847     $(1,329,740)
      Available for sale .....        (231,853)         811,649        (720,449)
   Equity securities .........             (52)           3,118          (2,917)

   The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at Dec. 31, 1996 are as follows:

                                                    Gross       Gross
                                        Amortized  Unrealized  Unrealized   Fair
   Held to maturity                         Cost      Gains     Losses      Value
   ----------------                         ----      -----     ------      -----
   U.S. Government agency obligations    $ 44,002    $   933  $  1,276     $ 43,659
   State and municipal obligations          9,685        412        --       10,097
   Corporate bonds and obligations      8,057,997    356,687    47,639    8,367,045
   Mortgage-backed securities           2,124,695     21,577    45,423    2,100,849
                                     ------------  ---------   ------- ------------
                                      $10,236,379   $379,609   $94,338  $10,521,650
                                      ===========   ========   =======  ===========

                                                      Gross       Gross
                                       Amortized  Unrealized  Unrealized       Fair
   Available for sale                       Cost      Gains      Losses        Value
   ------------------                       ----      -----      ------        -----
   U.S. Government agency obligations $    77,944   $  2,607   $     96  $    80,455
   State and municipal obligations         11,032      1,336         --       12,368
   Corporate bonds and obligations      3,701,604    122,559     24,788    3,799,375
   Mortgage-backed securities           7,218,042    104,808     68,203    7,254,647
                                       ----------   --------     ------  -----------
   Total fixed maturities              11,008,622    231,310     93,087   11,146,845
   Equity securities                        3,000        308         --        3,308
                                      -----------   --------    -------  -----------
                                      $11,011,622   $231,618    $93,087  $11,150,153
                                      ===========   ========    =======  ===========

   The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at Dec. 31, 1995 are as follows:

                                                       Gross         Gross
                                          Amortized   Unrealized   Unrealized     Fair
   Held to maturity                           Cost      Gains       Losses        Value

   U.S. Government agency obligations   $    64,523   $  3,919     $    --   $    68,442
   State and municipal obligations           11,936        362          32        12,266
   Corporate bonds and obligations        8,921,431    620,327      36,786     9,504,972
   Mortgage-backed securities             2,259,701     42,684       9,688     2,292,697
                                        -----------  ---------     -------   -----------
                                        $11,257,591   $667,292     $46,506   $11,878,377
                                        ===========   ========     =======   ===========

                                                        Gross        Gross
                                          Amortized   Unrealized   Unrealized     Fair
   Available for sale                        Cost       Gains       Losses        Value

   U.S. Government agency obligations   $    84,082  $   3,248    $     50   $    87,280
   State and municipal obligations           11,020      1,476          --        12,496
   Corporate bonds and obligations        2,514,308    186,596       3,451     2,697,453
   Mortgage-backed securities             7,536,726    206,288      24,031     7,718,983
                                         ----------   --------     -------    ----------
   Total fixed maturities                10,146,136    397,608      27,532    10,516,212
   Equity securities                          3,156        361          --         3,517
                                         ----------   --------     -------    ----------
                                        $10,149,292   $397,969     $27,532   $10,519,729
                                        ===========   ========     =======   ===========

   The amortized cost and fair value of investments in fixed maturities at Dec. 31, 1996 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                           Amortized             Fair
   Held to maturity                           Cost               Value

   Due in one year or less               $    197,711       $    200,134
   Due from one to five years               2,183,374          2,294,335
   Due from five to ten years               4,606,775          4,779,690
   Due in more than ten years               1,123,824          1,146,642
   Mortgage-backed securities               2,124,695          2,100,849
                                         ------------       ------------
                                          $10,236,379        $10,521,650

                                            Amortized             Fair
   Available for sale                         Cost                Value

   Due in one year or less               $    227,051       $    229,650
   Due from one to five years                 851,428            899,098
   Due from five to ten years               2,140,579          2,182,079
   Due in more than ten years                 571,522            581,371
   Mortgage-backed securities               7,218,042          7,254,647
                                         ------------       ------------
                                          $11,008,622        $11,146,845

   During the years ended Dec. 31, 1996, 1995 and 1994, fixed maturities classified as held to maturity were sold with amortized cost of $277,527, $333,508 and $61,290, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' creditworthiness.

   As a result of adopting the FASB Special Report, "A Guide to Implementation of Statement 115 on Accounting for Certain Investments in Debt and Equity Securities," the Company reclassified securities with a book value of $91,760 and net unrealized gains of $881 from held to maturity to available for sale in December 1995.

   In addition, fixed maturities available for sale were sold during 1996 with proceeds of $238,905 and gross realized gains and losses of $571 and $16,084, respectively. Fixed maturities available for sale were sold during 1995 with proceeds of $136,825 and gross realized gains and losses of $nil and $5,781, respectively. Fixed maturities available for sale were sold during 1994 with proceeds of $374,564 and gross realized gains and losses of $1,861 and $7,602, respectively.

   At Dec. 31, 1996, bonds carried at $13,571 were on deposit with various states as required by law.

   Net investment income for the years ended Dec. 31 is summarized as follows:

                                         1996            1995           1994
                                        ---------       -------        -----

   Interest on fixed maturities       $1,666,929      $1,656,136    $1,556,756
   Interest on mortgage loans            283,830         232,827       196,521
   Other investment income                43,283          35,936        38,366
   Interest on cash equivalents            5,754           5,363         6,872
                                   -------------         -------   -----------
                                       1,999,796       1,930,262     1,798,515
   Less investment expenses               34,434          22,953        16,642
                                    ------------       ---------    ----------
                                      $1,965,362      $1,907,309    $1,781,873
                                      ==========      ==========    ==========

   At Dec. 31, 1996, investments in fixed maturities comprised 84 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $1.9 billion which are rated by American Express Financial Corporation internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on Dec. 31 is as follows:

     Rating                              1996               1995
     ------                          -----------         -----------
     Aaa/AAA ....................... $ 9,460,134         $ 9,907,664
     Aaa/AA ........................       2,870               3,112
     Aa/AA .........................     241,914             279,403
     Aa/A ..........................     192,631             154,846
     A/A ...........................   2,949,895           3,104,122
     A/BBB .........................   1,034,661             871,782
     Baa/BBB .......................   4,531,515           4,417,654
     Baa/BB ........................     768,285             657,633
     Below investment grade ........   2,063,096           2,007,511
                                     -----------         -----------
                                     $21,245,001         $21,403,727

   At Dec. 31, 1996, 95 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than 1 percent of the Company's total investments in fixed maturities.

   At Dec. 31, 1996, approximately 13.7 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                 Dec. 31, 1996               Dec. 31, 1995
                           -------------------------    ------------------------
                           On Balance   Commitments    On Balance   Commitments
     Region                   Sheet     to Purchase       Sheet     to Purchase
   ------------------      -----------   -----------    -----------   ----------
   East North Central      $  777,960      $  19,358     $  720,185    $ 67,206
   West North Central         389,285         29,620        303,113      34,411
   South Atlantic             891,852         35,007        732,529     111,967
   Middle Atlantic            553,869         17,959        508,634      37,079
   New England                310,177         14,042        244,816      40,452
   Pacific                    190,770          4,997        168,272      23,161
   West South Central         105,173         11,246         61,860      27,978
   East South Central          75,176             --         58,462      10,122
   Mountain                   236,597         11,401        184,964      16,774
                           ----------       --------       --------      ------
                            3,530,859        143,630      2,982,835     369,150
   Less allowance for losses   37,495             --         37,340          --
                           ----------       --------        -------         ---
                           $3,493,364       $143,630     $2,945,495    $369,150
                           ==========       ========     ==========    ========

                                   Dec. 31, 1996                Dec. 31, 1995
                           -------------------------    ------------------------
                           On Balance    Commitments    On Balance   Commitments
     Property type             Sheet     to Purchase       Sheet     to Purchase
-----------------------     ---------      ---------    -----------  -----------
Department/retail stores   $1,154,179      $  68,032    $   985,660    $ 134,538
Apartments                  1,119,352         23,246      1,038,446       84,978
Office buildings              611,395         27,653        464,381       62,664
Industrial buildings          296,944          6,716        255,469       22,721
Hotels/motels                  97,870          6,257         31,335       48,816
Nursing/retirement homes       88,226          1,877         80,864        4,378
Mixed Use                      73,120             --         53,169           --
Medical buildings              67,178          8,289         57,772        2,495
Other                          22,595          1,560         15,739        8,560
                         ------------     ----------      ---------     --------
                            3,530,859        143,630      2,982,835      369,150
Less allowance for losses      37,495             --         37,340           --
                         ------------         ------      ---------       ------
                           $3,493,364       $143,630     $2,945,495     $369,150
                           ==========       ========     ==========     ========

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. The fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At Dec. 31, 1996 and 1995, the Company's recorded investment in impaired loans was $79,441 and $83,874 with a reserve of $16,162 and $19,307, respectively. During 1996 and 1995, the average recorded investment in impaired loans was $74,338 and $74,567, respectively.

The Company recognized $4,889 and $5,014 of interest income related to impaired loans for the year ended Dec. 31, 1996 and 1995, respectively.

The following table presents changes in the reserve for investment losses related to all loans:

                                            1996              1995
                                         ---------         --------
Balance, Jan. 1 ....................      $ 37,340         $ 35,252
Provision for investment losses ....        10,005           15,900
Loan payoffs .......................        (4,700)         (11,900)
Foreclosures .......................        (5,150)          (1,350)
Other ..............................            --             (562)
                                          --------         --------
Balance, Dec. 31 ...................      $ 37,495         $ 37,340
                                          ========         ========

At Dec. 31, 1996, the Company had commitments to purchase affordable housing limited partnership investments of $28,476, which is recorded as a liability in the accompanying balance sheets. The total amounts committed in 1997 and 1998 are $25,234 and $3,242, respectively. The Company also had commitments to purchase real estate investments for $35,425. Commitments to purchase real estate investments are made in the ordinary course of business. The fair value of these commitments is $nil.

3. Income taxes

   The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

   Income tax expense consists of the following:

                                     1996          1995          1994
                                    ------       --------      -------
   Federal income taxes:
         Current                   $260,357      $218,040     $186,508
         Deferred                   (65,609)      (33,810)     (19,175)
                                   --------      --------     --------
                                    194,748       184,230      167,333
   State income taxes-current        12,390        11,612        9,010
                                  ---------       -------       ------
   Income tax expense              $207,138      $195,842     $176,343
                                   ========      ========     ========

   Increases (decreases) to the federal tax provision applicable to pretax income based on the statutory rate are attributable to:

                                        1996                  1995                  1994
                                 -----------------     -----------------     -----------------
                                 Provision    Rate     Provision    Rate     Provision    Rate
        Federal income
          taxes based on
        the statutory rate       $217,600    35.0%      $196,274    35.0%     $179,379    35.0%
        Increases (decreases)
        are attributable to:
        Tax-excluded interest
          and dividend income      (9,636)   (1.6)        (8,524)   (1.5)       (9,939)   (2.0)
        Other, net                (13,216)   (2.1)        (3,520)   (0.6)       (2,107)   (0.4)
                                ---------   -----       --------    ----      --------    ----
        Federal income taxes     $194,748    31.3%      $184,230    32.9%     $167,333    32.6%
                                 ========   =====       ========    ====      ========    ====

   A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a policyholders' surplus account. At Dec. 31, 1996, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

   Significant components of the Company's deferred tax assets and liabilities as of Dec. 31 are as follows:

                                           1996            1995
                                          -------         -----
   Deferred tax assets:
   Policy reserves                       $724,412       $600,176
   Life insurance guarantee
      fund assessment reserve              29,854         26,785
   Other                                    2,763             --
                                        ---------        -------
   Total deferred tax assets              757,029        626,961
                                        ---------        -------

   Deferred tax liabilities:
   Deferred policy acquisition costs      665,685        590,762
   Unrealized gain on investments          48,486        129,653
   Investments, other                       8,935         17,152
   Other                                       --          2,298
                                         --------        -------
   Total deferred tax liabilities         723,106        739,865
                                         --------        -------
   Net deferred tax assets (liabilities)$  33,923      $(112,904)
                                        =========      =========

   The Company is required to establish a "valuation allowance" for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. Stockholder's equity

   During 1996, the Company received a $4,801 capital contribution from its parent, American Express Financial Corporation. During 1995, the Company received a $39,700 capital contribution from its parent in the form of investments in fixed maturities and mortgage loans. In addition, effective Jan. 1, 1995, the Company began consolidating the financial results of ACLAC. This change reflected the transfer of ownership of ACLAC from Amex Life Assurance Company (Amex Life), a former affiliate, to the Company prior to the sale of Amex Life to an unaffiliated third party on Oct. 2, 1995. This transfer of ownership to the Company has been reflected as a capital contribution of $17,114 in the accompanying financial statements. The effect of this change in reporting entity was not significant and prior periods have not been restated.

   As discussed in Note 5, the Company entered into a reinsurance agreement with Amex Life during 1995. As a result of this transaction, a loss of $4,574 was realized and reported as a direct charge to retained earnings.

   Other changes in the statements of stockholder's equity are primarily related to reinsurance transactions with affiliates.

   Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $1,261,592 as of Dec. 31, 1996 and $1,103,993 as of Dec. 31, 1995 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 1997 in excess of approximately $351,306 would require approval of the Department of Commerce of the State of Minnesota.

   Statutory net income for the years ended Dec. 31 and capital and surplus as of Dec. 31 are summarized as follows:

                                       1996            1995           1994
                                      ------          ------        ------
   Statutory net income            $ 365,585       $ 326,799       $ 294,699
   Statutory capital and surplus   1,565,082       1,398,649       1,261,958

   Dividends paid to American Express Financial Corporation were $165,000 in 1996, $180,000 in 1995, and $165,000 in 1994.

5. Related party transactions

   The Company has loaned funds to American Express Financial Corporation under a collateral loan agreement. The balance of the loan was $11,800 and $25,800 at Dec. 31, 1996 and 1995, respectively. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. It is collateralized by equity securities valued at $116,543 at Dec. 31, 1996. Interest income on related party loans totaled $780, $1,371 and $2,894 in 1996, 1995 and 1994, respectively.

   The Company purchased a five year secured note from an affiliated company which had an outstanding balance of $nil and $19,444 at Dec. 31, 1996 and 1995, respectively. The note bears a fixed rate of 8.42 percent. Interest income on the above note totaled $1,637, $1,937 and $2,278 in 1996, 1995 and 1994, respectively.

   The Company has a reinsurance agreement whereby it assumed 100 percent of a block of single premium life insurance business from Amex Life Assurance Company (Amex Life), a former affiliate. The accompanying consolidated balance sheets at Dec. 31, 1996 and 1995 include $758,812 and $764,663, respectively, of future policy benefits related to this agreement.

   The Company has a reinsurance agreement to cede 50 percent of its long-term care insurance business to Amex Life. The accompanying consolidated balance sheets at Dec. 31, 1996 and 1995 include $134,121 and $95,484, respectively, of reinsurance receivables related to this agreement. Premiums ceded amounted to $32,917, $25,553 and $20,360 and reinsurance recovered from reinsurers amounted to $5,135, $4,998 and $3,022 for the years ended Dec. 31, 1996, 1995 and 1994, respectively.

   The Company has a reinsurance agreement to assume deferred annuity contracts from Amex Life. At Oct. 1, 1995, a $803,618 block of deferred annuities and $28,327 of deferred policy acquisition costs were transferred to the Company. The accompanying consolidated balance sheet at Dec. 31, 1996 includes $828,298 of future policy benefits related to this agreement. Contracts with future policy benefits totaling $50,400 were still reinsured with the former affiliate at Dec. 31, 1996. The remaining contracts had been novated to Company contracts.

   Until July 1, 1995, the Company participated in the IDS Retirement Plan of American Express Financial Corporation which covered all permanent employees age 21 and over who had met certain employment requirements. Effective July 1, 1995, the IDS Retirement Plan was merged with American Express Company's American Express Retirement Plan, which simultaneously was amended to include a cash balance formula and a lump sum distribution option. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $174, $155 and $156 in 1996, 1995 and 1994, respectively.

   The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1996, 1995 and 1994 were $990, $815 and $957, respectively.

   The Company participates in defined benefit health care plans of American Express Financial Corporation that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of American Express Financial Corporation. American Express Financial Corporation expenses these benefits and allocates the expenses to its subsidiaries. Accordingly, costs of such benefits to the Company are included in employee compensation and benefits and cannot be identified on a separate company basis.

   Charges  by  American  Express   Financial   Corporation  for  use  of  joint
   facilities, marketing services and other services aggregated $397,362, $377,139, and $335,183 for 1996, 1995 and 1994, respectively. Certain of these costs are included in deferred policy acquisition costs. In addition, the Company rents its home office space from American Express Financial Corporation on an annual renewable basis.

6. Commitments and contingencies

   At Dec. 31, 1996 and 1995, traditional life insurance and universal life-type insurance in force aggregated $67,274,354 and $59,683,532, respectively, of which $3,875,921 and $3,771,204 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under disability income and long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $48,250, $39,399 and $31,016 and reinsurance recovered from reinsurers amounted to $15,612, $14,088, and $10,778 for the years ended Dec. 31, 1996, 1995 and 1994. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

   A number of lawsuits have been filed against life and health insurers in jurisdictions in which the Company and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. In December 1996, an action of this type was brought against the Company and its parent, American Express Financial Corporation. The plaintiffs purport to represent a class consisting of all persons who replaced existing Company policies with new Company policies from and after Jan. 1, 1985. The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. Plaintiffs seek damages in an unspecified amount and seek to establish a claims resolution facility for the determination of individual issues. The Company and its parent believe they have meritorious defenses to the claims raised in the lawsuit. The outcome of any litigation cannot be predicted with certainty, particularly in the early stages of an action. In the opinion of management, however, the ultimate resolution of the above lawsuit and others filed against the Company should not have a material adverse effect on the Company's consolidated financial position.

   During 1996, the Company settled the federal tax audit for 1987 through 1989 tax years. There was no material impact as a result of that audit. Also, the IRS is currently auditing the Company's 1990 through 1992 tax years. Management does not believe there will be a material impact as a result of this audit.

7. Lines of credit

   The Company has available lines of credit with two banks and its parent aggregating $175,000, of which $100,000 is with its parent. The lines of credit are at 40 to 80 basis points over the lenders' cost of funds or equal to the prime rate, depending on which line of credit agreement is used. The $25,000 line of credit with one bank expired on Dec. 31, 1996 and the Company did not seek renewal. The $50,000 line of credit with the other bank expires on June 30, 1997 and the Company expects to seek renewal. Borrowings outstanding under these agreements were $nil at Dec. 31, 1996 and 1995.

8. Derivative financial instruments

   The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

   Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

   Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit exposure related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty and industry, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

   Credit exposure related to interest rate caps and floors is measured by the replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

   The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

   The Company's holdings of derivative financial instruments are as follows:

                               Notional    Carrying      Fair      Total Credit
   Dec. 31, 1996                Amount       Value       Value       Exposure
   -------------              ---------     -------     --------   ------------
   Assets:
    Interest rate caps      $ 4,000,000     $16,227     $  7,439      $  7,439
    Interest rate floors      1,000,000       2,041        4,341         4,341
    Interest rate swaps       1,000,000          --      (24,715)           --
                             ----------     -------     --------       -------
                             $6,000,000     $18,268     $(12,935)      $11,780
                             ==========     =======     ========       =======
   Dec. 31, 1995
   Assets:
     Interest rate caps      $5,100,000     $26,680     $  8,366       $ 8,366
                             ==========     =======     ========       =======

   The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps and floors expire on various dates from 1996 to 2001. The interest rate swaps are in effect through 2001.

   Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

9. Fair values of financial instruments

   The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                           1996                        1995
                                          ------                      -----

                                 Carrying         Fair        Carrying         Fair
   Financial Assets               Value           Value         Value         Value
   ----------------               -----           -----         -----         -----
   Investments:
     Fixed maturities (Note 2):
       Held to maturity        $10,236,379   $10,521,650   $11,257,591   $11,878,377
       Available for sale       11,146,845    11,146,845    10,516,212    10,516,212
     Mortgage loans on
       real estate (Note 2)      3,493,364     3,606,077     2,945,495     3,184,666
     Other:
       Equity securities (Note 2)    3,308         3,308         3,517         3,517
       Derivative financial
         instruments (Note 8)       18,268       (12,935)       26,680         8,366
       Other                        63,993        66,242        52,182        52,182
   Cash and
     cash equivalents (Note 1)     224,603       224,603        72,147        72,147
   Separate account assets
     (Note 1)                   18,535,160    18,535,160    14,974,082    14,974,082

   Financial Liabilities
     Future policy benefits
       for fixed annuities      20,641,986    19,721,968    20,259,265    19,603,114
     Separate account
         liabilities            17,358,087    16,688,519    14,208,619    13,665,636

   At Dec. 31, 1996 and 1995, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,112,155 and $1,070,598, respectively, and policy loans of $83,867 and $74,973, respectively. The fair value of these benefits is based on the status of the annuities at Dec. 31, 1996 and 1995. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1996 and 1995.

   At Dec. 31, 1996 and 1995, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $1,177,073 and $765,463, respectively.

10.Segment information

   The Company's operations consist of two business segments; first, individual and group life insurance, disability income and long-term care insurance, and second, annuity products designed for individuals, pension plans, small businesses and employer-sponsored groups. The consolidated condensed statements of income for the years ended Dec. 31, 1996, 1995 and 1994 and total assets at Dec. 31, 1996, 1995 and 1994 by segment are summarized as follows:

                                          1996           1995            1994
                                         ------         ------          -----
   Net investment income:
   Life, disability income
     and long-term care insurance   $    262,998   $    256,242   $     247,047
   Annuities                           1,702,364      1,651,067       1,534,826
                                     -----------    -----------    ------------
                                     $ 1,965,362    $ 1,907,309    $  1,781,873
                                     ===========    ===========    ============
   Premiums, charges and fees:
   Life, disability income
     and long-term care insurance   $    448,389   $    384,008   $     335,375
   Annuities                             308,873        249,557         193,370
                                    ------------   ------------   -------------
                                    $    757,262   $    633,565   $     528,745
                                    ============   ============   =============
   Income before income taxes:
   Life, disability income
     and long-term care insurance   $    161,115   $    125,402   $     122,677
   Annuities                             460,758        440,278         394,117
   Net loss on investments                  (159)        (4,898)         (4,282)
                                   -------------  -------------  --------------
                                    $    621,714   $    560,782   $     512,512
                                    ============   ============   =============
   Total assets:
   Life, disability income
     and long-term care insurance   $  7,028,906   $  6,195,870    $  5,269,188
   Annuities                          40,277,075     36,704,208      30,478,355
                                     -----------    -----------     -----------
                                     $47,305,981    $42,900,078     $35,747,543
                                     ===========    ===========     ===========

   Allocations of net investment income and certain general expenses are based on various assumptions and estimates.

   Assets are not individually identifiable by segment and have been allocated principally based on the amount of future policy benefits by segment.

   Capital  expenditures  and  depreciation   expense  are  not  material,   and
   consequently, are not reported.

Report of Independent Auditors


The Board of Directors
IDS Life Insurance Company

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly owned subsidiary of American Express Financial Corporation) as of December 31, 1996 and 1995, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 1996 and 1995, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain investments in debt and equity securities in 1994.



Ernst & Young LLP
February 7, 1997
Minneapolis, Minnesota

PAGE 43
PART C.

Item 24.    Financial Statements and Exhibits

(a)  Financial Statements included in Part B of this Registration
     Statement:

     IDS Life Accounts F,IZ,JZ,G,H,N,KZ,LZ,& MZ:

         Statements of Net Assets at Dec. 31, 1996.
         Statements of Operations for the year ended Dec. 31, 1996. Statements of Changes in Net Assets for the years ended
              Dec. 31, 1996 and Dec. 31, 1995.
         Notes to Financial Statements.
         Report of Independent Auditors dated March 14, 1997.

     IDS Life Insurance Company:

         Consolidated Balance Sheets at Dec. 31, 1996 and 1995; Consolidated Statements of Income for the years ended Dec.
              31, 1996, 1995, and 1994;
         Consolidated Statements of Stockholder's Equity for the
              years ended Dec. 31, 1996, 1995, and 1994;
         Consolidated Statements of Cash Flows for the years ended
              Dec. 31, 1996, 1995, and 1994; and
         Notes to Consolidated Financial Statements.
         Report of Independent Auditors dated February 7, 1997.

      Exhibits to Financial Statements included in Part C:

      Financial Statement Schedules I, III, IV, and V as required by Regulation S-X:

         Schedule I - Consolidated Summary of Investments Other
                      than Investments in Related Parties
         Schedule  III  -  Supplementary  Insurance  Information
         Schedule  IV -    Reinsurance
         Schedule V - Valuation and Qualifying  Accounts
         Report of Independent Auditors dated February 7, 1997.

      All other schedules to the consolidated  financial  statements required by
      Article  7  of  Regulation   S-X  are  not  required   under  the  related
      instructions or are inapplicable and, therefore, have been omitted.

(b)  Exhibits:

1.1 Copy of Resolution of the Executive Committee of the Board of Directors of IDS Life establishing Accounts C, D, E, F, G, and H adopted May 13, 1981, filed electronically as Exhibit
      1.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-52518 is incorporated herein by reference.

1.2 Copy of Resolution of the Board of Directors of IDS Life establishing Account N on April 17, 1985, filed electronically as Exhibit 1.2 to Post-Effective Amendment No. 2 to
      Registration Statement No. 33-52518 is incorporated herein by reference.

PAGE 44
1.3 Copy of Resolution of the Board of Directors of IDS Life establishing Accounts IZ and JZ on September 20, 1991, filed electronically as Exhibit 1.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-52518 is incorporated herein by reference.

1.4 Consent in Writing in Lieu of Meeting of Board of Directors establishing Accounts MZ, KZ and LZ on April 2, 1996, filed electronically as Exhibit 1.4 to Post-Effective Amendment No. 6 to Registration Statement No. 33-52518 is incorporated herein by reference.

2.    Not applicable.

3.    Not applicable.

4.1 Copy of Group Deferred Fixed/Variable Contract (form 34607) filed electronically as Exhibit 4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-52518 is incorporated herein by reference.

4.2   Copy of Group Deferred Fixed/Variable Certificate (form 34610-
      MN) filed electronically as Exhibit 5 to Post-Effective
      Amendment No. 2 to Registration Statement No. 33-52518 is incorporated herein by reference.

5.1 Form of Master Application for Group Deferred Annuity Contract (form 34608C) filed electronically as Exhibit 5.1 to Post-
      Effective Amendment No. 4 to Registration Statement No. 33-
      52518 is incorporated herein by reference.

5.2 Form of Participant Enrollment Form (form 34609A) filed electronically as Exhibit 5.2 to Post-Effective Amendment No. 4 to Registration Statement No. 33-52518 is incorporated herein by reference.

6.1 Copy of Articles of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Post-Effective
      Amendment No. 2 to Registration Statement No. 33-52518 is incorporated herein by reference.

6.2   Copy of Amendment to By-Laws of IDS Life filed  electronically  as Exhibit
      6.2 to Post-Effective Amendment No. 2 to Registration Statement No 33-52518 is incorporated herein by reference.

7.    Not applicable.

8.    Not applicable.

9. Opinion of counsel and consent to its use as to the legality of the securities registered was filed with Registrant's 24f-2 notice on or about February 19, 1997.

10. Consent of Independent Auditors, filed electronically herewith.

PAGE 45
11.   Financial Statement Schedules and Report of Independent
      Auditors, filed electronically herewith.

12.   Not applicable.

13. Copy of Schedule for computation of each performance quotation filed electronically as Exhibit 13 to Post-Effective Amendment No. 2 to Registration Statement No. 33-52518 is incorporated herein by reference.

14.   Financial Data Schedules filed electronically herewith.

15. Power of Attorney to sign Amendments to this Registration Statement dated March 12, 1997, filed electronically herewith.

Item 25.    Directors and Officers of the Depositor (IDS Life
            Insurance Company)

                                                        Positions and
Name                     Principal Business Address     Offices with Depositor

Timothy V. Bechtold      IDS Tower 10                   Vice President-Risk
                         Minneapolis, MN  55440           Management Products

David J. Berry           IDS Tower 10                   Vice President
                         Minneapolis, MN  55440

Robert M. Elconin        IDS Tower 10                   Vice President
                         Minneapolis, MN  55440

Morris Goodwin Jr.       IDS Tower 10                   Vice President and Treasurer
                         Minneapolis, MN  55440

Lorraine R. Hart         IDS Tower 10                   Vice President-Investments
                         Minneapolis, MN  55440

David R. Hubers          IDS Tower 10                   Director
                         Minneapolis, MN  55440

James M. Jensen          IDS Tower 10                   Vice President-Insurance
                         Minneapolis, MN  55440           Product Development

Richard W. Kling         IDS Tower 10                   Director and President
                         Minneapolis, MN  55440

Paul F. Kolkman          IDS Tower 10                   Director and Executive
                         Minneapolis, MN  55440           Vice President

Ryan R. Larson           IDS Tower 10                   Vice President
                         Minneapolis, MN  55440

James A. Mitchell        IDS Tower 10                   Director, Chairman of
                         Minneapolis, MN  55440           the Board and Chief
                                                          Executive Officer

Barry J. Murphy          IDS Tower 10                   Director and Executive
                         Minneapolis, MN  55440           Vice President-
                                 Client Service






PAGE 46
Item 25.    Directors and Officers of the Depositor (IDS Life Insurance Company (cont'd)

James R. Palmer          IDS Tower 10                   Vice President-Taxes
                         Minneapolis, MN  55440

Stuart A. Sedlacek       IDS Tower 10                   Director and Executive
                         Minneapolis, MN  55440           Vice President-Assured
                                     Assets

F. Dale Simmons          IDS Tower 10                   Vice President-
                         Minneapolis, MN  55440           Real Estate
                                 Loan Management

William A. Stoltzmann    IDS Tower 10                   Vice President, General
                         Minneapolis, MN  55440           Counsel and Secretary

Melinda S. Urion         IDS Tower 10                   Director, Executive
                         Minneapolis, MN  55440           Vice President and
                                   Controller

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

            IDS Life Insurance Company which is a wholly owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly owned subsidiary of American Express Company (American Express).

            The following list includes the names of major subsidiaries of American Express.

                                                  Jurisdiction
Name of Subsidiary                                of Incorporation

I.   Travel Related Services

    American Express Travel Related
     Services Company, Inc.                          New York

II.  International Banking Services

    American Express Bank Ltd.                       Connecticut

III. Companies engaged in Financial Services

    Advisory Capital Strategies Group Inc.           Minnesota
    American Centurion Life Assurance Company        New York
    American Enterprise Investment Services Inc.     Minnesota
    American Enterprise Life Insurance Company       Indiana
    American Express Client Services Corporation     Minnesota
    American Express Financial Advisors Inc.         Delaware
    American Express Financial Corporation           Delaware
    American Express Insurance Agency of Arizona Inc.Arizona American Express Insurance Agency of Idaho Inc. Idaho American Express Insurance Agency of Nevada Inc. Nevada
    American Express Minnesota Foundation            Minnesota
    American Express Property Casualty Insurance
      Agency of Kentucky Inc.                        Kentucky

PAGE 47
    American Express Property Casualty Insurance
      Agency of Mississippi Inc.                     Mississippi
    American Express Property Casualty Insurance
      Agency of Pennsylvania Inc.                    Pennsylvania
    American Express Service Corporation             Delaware
    American Express Tax and Business Services Inc.  Minnesota
    American Express Trust Company                   Minnesota
    American Partners Life Insurance Company         Arizona
    AMEX Assurance Company                           Illinois
    IDS Advisory Group Inc.                          Minnesota
    IDS Aircraft Services Corporation                Minnesota
    IDS Cable Corporation                            Minnesota
    IDS Cable II Corporation                         Minnesota
    IDS Capital Holdings Inc.                        Minnesota
    IDS Certificate Company                          Delaware
    IDS Deposit Corp.                                Utah
    IDS Fund Management Limited                      U.K.
    IDS Futures Corporation                          Minnesota
    IDS Insurance Agency of Alabama Inc.             Alabama
    IDS Insurance Agency of Arkansas Inc.            Arkansas
    IDS Insurance Agency of Massachusetts Inc.       Massachusetts
    IDS Insurance Agency of Mississippi Ltd.         Mississippi
    IDS Insurance Agency of New Mexico Inc.          New Mexico
    IDS Insurance Agency of North Carolina Inc.      North Carolina
    IDS Insurance Agency of Ohio Inc.                Ohio
    IDS Insurance Agency of Texas Inc.               Texas
    IDS Insurance Agency of Utah Inc.                Utah
    IDS Insurance Agency of Wyoming Inc.             Wyoming
    IDS International, Inc.                          Delaware
    IDS Life Insurance Company                       Minnesota
    IDS Life Insurance Company of New York           New York
    IDS Management Corporation                       Minnesota
    IDS Partnership Services Corporation             Minnesota
    IDS Plan Services of California, Inc.            Minnesota
    IDS Property Casualty Insurance Company          Wisconsin
    IDS Real Estate Services, Inc.                   Delaware
    IDS Realty Corporation                           Minnesota
    IDS Sales Support Inc.                           Minnesota
    IDS Securities Corporation                       Delaware
    Investors Syndicate Development Corp.            Nevada

Item 27.    Number of Contractowners

            On January 31, 1997, there were 16,409 contract owners of the Employee Benefit Annuity.

Item 28.    Indemnification

            The By-Laws of the depositor provide that it shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended,

PAGE 48
            provided that this Article shall not indemnify or protect any such director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

            (a) IDS Life is the principal underwriter for IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ and MZ IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Account RE, IDS Life Account MGA and IDS Life Account SBS, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

            (b) This table is the same as our response to Item 25 of this Registration Statement.

            (c)
               Name of       Net Underwriting
               Principal     Discounts and     Compensation on   Brokerage
               Underwriter   Commissions       Redemption        Commissions   Compensation

               IDS Life        $17,247,007       $11,956,753         None          None

Item 30.    Location of Accounts and Records

            IDS Life Insurance Company
            IDS Tower 10
            Minneapolis, MN

Item 31.    Management Services

            Not applicable.

PAGE 49
Item 32.    Undertakings

            (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

            (b)   Registrant undertakes that it will include either
                  (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

            (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to IDS Life Contract Owner Service at the address or phone number listed in the prospectus.

            (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

PAGE 50
                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and, has caused this Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on the 16th day of April, 1997.

                                        IDS LIFE  ACCOUNT F
                                        IDS LIFE  ACCOUNT IZ
                                        IDS LIFE  ACCOUNT JZ
                                        IDS LIFE  ACCOUNT G
                                        IDS LIFE  ACCOUNT  H
                                        IDS LIFE  ACCOUNT N
                                        IDS LIFE  ACCOUNT KZ
                                        IDS LIFE ACCOUNT LZ
                                        IDS LIFE ACCOUNT MZ
                                            (Registrant)

                                   By IDS Life Insurance Company
                                            (Sponsor)

                                   By /s/ Richard W. Kling*
                                          Richard W. Kling
                                          President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 16th day of April, 1997.

Signature                             Title

/s/ James A. Mitchell*                Director, Chairman of the
    James A. Mitchell                 Board and Chief Executive
                                      Officer

/s/ Richard W. Kling*                 Director and President
    Richard W. Kling

/s/ David R. Hubers*                  Director
    David R. Hubers

/s/ Paul F. Kolkman*                  Director and Executive Vice
    Paul F. Kolkman                   President

/s/ Barry J. Murphy*                  Director and Executive Vice
    Barry J. Murphy                   President, Client Service

PAGE 51
Signature                             Title

/s/ Stuart A. Sedlacek*               Director and Executive Vice
    Stuart A. Sedlacek                President, Assured Assets

/s/ Melinda S. Urion*                 Director, Executive Vice
    Melinda S. Urion                  President and Controller


*  Signed   pursuant  to  Power  of  Attorney   dated  March  12,  1997,   filed
electronically herewith.



-----------------------------
Colin Lancaster

PAGE 52
                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 7

This  Post-Effective   Amendment  is  comprised  of  the  following  papers  and
documents:

The Cover Page.

Cross-reference sheet.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.

     Financial Statements.

Part C.

     Other Information.

     The signatures.

Exhibits.